DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Alabama Municipal Bonds
March 31, 2023

Bond Description		Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
25.57% of Net Assets
Alabaster AL Board of Education Special Tax Warrants	**	5.000%	09/01/2039	A1	$600,000	$618,784
Auburn AL Waterworks Board Water Revenue		5.000	09/01/2036	Aa2	250,000	264,203
Birmingham AL Waterworks		5.000	01/01/2040	Aa2	150,000	156,219
Decatur City AL Board of Education Special Tax		5.000	02/01/2040	Aa2	225,000	234,846
Jasper AL Warrants		5.000	03/01/2031	A2	250,000	255,325
Jasper AL Warrants		5.000	03/01/2032	A2	450,000	459,585
Limestone County AL Water & Sewer Authority		4.750	12/01/2033	AA*	290,000	314,731
Limestone County AL Water & Sewer Authority		5.000	12/01/2034	AA-*	250,000	253,780
Madison AL Warrants		5.000	04/01/2035	Aa3	350,000	367,108
Northport AL Warrants	**	5.000	08/01/2040	AA*	735,000	758,138
Trussville AL Warrants		5.000	10/01/2039	NR	445,000	449,962
Trussville AL Warrants	**	5.000	10/01/2039	Aa2	775,000	784,029
Tuscaloosa AL Warrants		5.000	07/01/2034	Aa1	300,000	309,087
Tuscaloosa County AL Board of Education Special Tax School Warrants		5.000	02/01/2036	Aa3	250,000	274,528
Tuscaloosa County AL Board of Education Special Tax School Warrants		5.000	02/01/2037	Aa3	250,000	274,528

						5,774,853
SCHOOL IMPROVEMENT BONDS
22.26% of Net Assets
Athens AL Warrants		3.000	05/01/2041	Aa3	125,000	106,268
Bibb County AL Board of Education Special Tax		4.000	04/01/2032	AA*	380,000	398,685
Cherokee County AL Board of Education Tax Warrants		4.250	12/01/2042	A1	150,000	154,241
Cherokee County AL Board of Education Tax Warrants		4.000	12/01/2034	A1	310,000	319,824
Elmore County AL Board of Education		4.000	08/01/2038	Aa3	250,000	252,640
Florence AL City Board of Education Special Tax School Warrants		4.000	03/01/2046	Aa3	225,000	216,488
Guntersville AL Warrants		3.000	08/01/2040	AA-*	250,000	212,760
Houston County AL Board of Education Special Tax School Warrants		3.000	12/01/2037	AA*	250,000	225,563
Jackson County AL Board of Education School Tax Warrants		3.000	03/01/2038	AA*	350,000	313,884
Jefferson County AL Board of Education Public School Warrants		4.000	02/01/2042	A1	325,000	322,436
Jefferson County AL Public Schools		4.000	02/01/2038	A1	165,000	166,802
Madison AL Board of Education Special Tax School Warrants		4.000	02/01/2041	Aa3	370,000	370,599
Madison County AL Board of Education Capital Outlay	**	5.000	09/01/2031	Aa3	660,000	702,669
Marshall County AL Board of Education Special Tax School Warrants		4.000	03/01/2033	A1	250,000	255,033
Mountain Brook AL City Board of Education		3.000	03/01/2042	Aa1	250,000	212,570
Oxford AL Board of Education School Tax Warrants		4.000	05/01/2045	Aa3	350,000	339,980
Pell City AL Warrants		4.500	02/01/2042	AA*	200,000	205,272
Saint Clair County AL Board of Education Special Tax Warrants		3.000	02/01/2038	A1	250,000	224,568
Troy AL Public Educational Building Authority		5.250	12/01/2036	A1	30,000	30,015

						5,030,297
PUBLIC FACILITIES REVENUE BONDS
15.12% of Net Assets
Adamsville AL Warrants		3.000	09/01/2045	AA*	250,000	211,893
AL State Corrections Institution Finance Authority		5.000	07/01/2042	Aa2	350,000	383,910
Anniston AL Public Building Authority DHR Project		5.250	05/01/2030	AA-*	50,000	50,046
Anniston AL Public Building Authority DHR Project		5.500	05/01/2033	AA-*	200,000	200,240
Bessemer AL Public Educational Building Authority Revenue		5.000	07/01/2030	AA*	140,000	140,112
Birmingham Jefferson AL Civic Center Authority Revenue		5.000	05/01/2037	Aa3	500,000	541,655
Birmingham Jefferson AL Civic Center Authority Revenue		5.000	05/01/2038	Aa3	250,000	269,733
Boaz AL Warrants		4.000	02/01/2037	AA*	250,000	252,840
Bullock County AL Public Building Authority		4.000	10/01/2038	AA-*	500,000	509,985
Montgomery County AL Public Building Authority		5.000	03/01/2036	Aa2	350,000	380,005
Phenix City AL Public Building Authority		4.000	10/01/2035	AA-*	100,000	104,065
Phenix City AL Public Building Authority		4.000	10/01/2037	AA-*	120,000	122,550
Saint Clair County AL Public Building Authority		4.000	02/01/2041	AA-*	250,000	249,990

						3,417,024
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
14.31% of Net Assets
AL Community College System Gadsden State Community College		5.000	06/01/2038	A1	325,000	351,036
AL State Public School & College Authority		4.000	11/01/2040	Aa1	250,000	254,748
Auburn University AL General Fee Revenue		4.000	06/01/2036	Aa2	380,000	387,808
Troy University AL Facilities Revenue		5.000	11/01/2028	A1	250,000	259,763
Troy University AL Facilities Revenue		4.000	11/01/2032	A1	300,000	316,437
Troy University AL Facilities Revenue		5.000	11/01/2037	A1	200,000	215,494
University of AL General Fee Revenue		5.000	09/01/2037	Aa3	250,000	272,335
University of AL Huntsville General Fee Revenue		5.000	09/01/2038	Aa3	435,000	471,792
University of AL Huntsville General Fee Revenue		5.000	09/01/2038	Aa3	500,000	546,240
University of South AL		5.000	04/01/2044	A1	150,000	157,850

						3,233,503

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Alabama Municipal Bonds
March 31, 2023

Bond Description		Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
12.65% of Net Assets
Athens AL Water & Sewer		4.000%	05/01/2039	A1	$200,000	$203,330
Athens AL Water & Sewer		4.000	05/01/2040	A1	100,000	101,043
Berry AL Water & Sewer Revenue		4.000	09/01/2039	AA*	250,000	255,280
Birmingham AL Waterworks		4.000	01/01/2037	Aa2	250,000	254,435
Birmingham AL Waterworks		4.000	01/01/2041	Aa2	225,000	224,988
Limestone County AL Water & Sewer Authority		4.750	12/01/2035	AA*	400,000	411,412
Opelika AL Utilities Board		4.000	06/01/2039	Aa3	250,000	251,230
Prattville AL Sewer Warrants		4.000	11/01/2042	AA-*	375,000	373,980
Scottsboro AL Waterworks Sewer & Gas		4.000	08/01/2040	AA*	150,000	150,183
Talladega AL Water & Sewer Revenue		3.000	09/01/2046	AA*	250,000	194,223
Tuskegee AL Utilities Board		3.000	08/01/2037	A1	260,000	240,162
Warrior River AL Water Authority		4.000	08/01/2043	AA*	200,000	197,794

						2,858,060
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
3.28% of Net Assets
Arab AL		3.000	12/01/2041	AA*	250,000	212,313
Birmingham AL Warrants		4.000	12/01/2035	Aa3	250,000	258,243
Birmingham AL Warrants		5.000	12/01/2037	Aa3	250,000	270,642

						741,198
HOSPITAL AND HEALTHCARE REVENUE BONDS
2.54% of Net Assets
Chilton County AL Health Care Authority Chilton County Hospital	**	5.000	11/01/2035	AA-@	550,000	574,904

REFUNDING BONDS
2.43% of Net Assets
Montgomery AL Warrants		5.000	06/15/2035	A1	500,000	548,390

Total Investments 98.16% of Net Assets						$22,178,229

(cost $22,876,382 (See (a) below for further explanation)
Other assets in excess of liabilities 1.84%						416,625

Net Assets 100%						$22,594,854

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated
**	Security is segregated

(a)	Cost for federal income tax purposes is $22,876,382 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$158,227
Unrealized depreciation	(856,380)

Net unrealized depreciation	$(698,153)

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.

Level 2 -

Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 -

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2023.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	22,178,229
Level 3	Significant Unobservable Inputs	—

$22,178,229

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires the Adviser, as Valuation Designee, to fair value the security in accordance with procedures approved by the Board of Trustees. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds
March 31, 2023

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
35.18% of Net Assets
KY Association of Counties	4.000%	02/01/2029	AA-*	$240,000	$256,459
KY Association of Counties	5.000	02/01/2030	AA-*	385,000	433,144
KY Association of Counties	5.000	02/01/2031	AA-*	255,000	286,011
KY Association of Counties	4.000	02/01/2033	AA-*	420,000	432,541
KY Association of Counties	4.000	02/01/2034	AA-*	435,000	446,876
KY Association of Counties	4.000	02/01/2035	AA-*	690,000	711,701
KY Association of Counties	4.000	02/01/2035	AA-*	460,000	470,217
KY Association of Counties	4.500	02/01/2036	AA-*	445,000	477,142
KY Association of Counties	4.000	02/01/2037	AA-*	745,000	757,419
KY Association of Counties	4.500	02/01/2037	AA-*	460,000	488,561
KY Association of Counties	4.000	02/01/2038	AA-*	3,165,000	3,189,782
KY Association of Counties	4.000	02/01/2038	AA-*	1,045,000	1,056,882
KY Association of Counties	4.500	02/01/2038	AA-*	490,000	514,382
KY Association of Counties	4.000	02/01/2039	AA-*	1,000,000	1,004,760
KY Association of Counties	4.500	02/01/2039	AA-*	515,000	538,664
KY Association of Counties	5.000	02/01/2039	AA-*	550,000	609,901
KY Association of Counties	4.500	02/01/2040	AA-*	535,000	557,144
KY Association of Counties	4.500	02/01/2041	AA-*	565,000	584,967
KY Association of Counties	3.500	02/01/2042	AA-*	1,215,000	1,097,655
KY Association of Counties	4.500	02/01/2042	AA-*	1,050,000	1,083,170
KY Association of Counties	4.500	02/01/2043	AA-*	1,455,000	1,499,261
KY Bond Corporation Finance Program	3.000	02/01/2032	AA-*	550,000	541,162
KY Bond Corporation Finance Program	3.000	02/01/2033	AA-*	1,010,000	989,699
KY Bond Corporation Finance Program	3.000	02/01/2034	AA-*	1,070,000	1,036,177
KY Bond Corporation Finance Program	3.000	02/01/2034	AA-*	925,000	890,054
KY Bond Corporation Finance Program	3.000	02/01/2035	AA-*	1,170,000	1,108,224
KY Bond Corporation Finance Program	3.000	02/01/2035	AA-*	930,000	880,896
KY Bond Corporation Finance Program	3.000	02/01/2036	AA-*	1,240,000	1,136,386
KY Bond Corporation Finance Program	3.000	02/01/2036	AA-*	965,000	894,584
KY Bond Corporation Finance Program	3.000	02/01/2037	AA-*	990,000	898,376
KY Bond Corporation Finance Program	3.000	02/01/2038	AA-*	980,000	864,056
KY Bond Corporation Finance Program	3.000	02/01/2038	AA-*	1,025,000	903,732
KY Bond Corporation Finance Program	3.000	02/01/2039	AA-*	1,050,000	913,070
KY Bond Corporation Finance Program	3.000	02/01/2040	AA-*	1,030,000	877,385
KY Bond Corporation Finance Program	3.000	02/01/2041	AA-*	1,000,000	839,210
KY Bond Corporation Finance Program	3.000	02/01/2041	AA-*	1,065,000	891,394
KY Bond Corporation Finance Program	3.000	02/01/2042	AA-*	420,000	345,698
KY Bond Corporation Finance Program	3.000	02/01/2043	AA-*	430,000	347,419
KY Bond Corporation Finance Program	3.000	02/01/2044	AA-*	450,000	357,773
KY Bond Corporation Finance Program	3.000	02/01/2047	AA-*	1,100,000	841,467
KY State Property & Building #105	4.750	04/01/2031	A1	2,110,000	2,111,625
KY State Property & Building #105	4.750	04/01/2032	A1	2,205,000	2,206,786
KY State Property & Building #105	4.750	04/01/2033	A1	2,310,000	2,311,779
KY State Property & Building #108	5.000	08/01/2026	A1	955,000	1,005,204
KY State Property & Building #108	5.000	08/01/2028	A1	2,670,000	2,810,976
KY State Property & Building #108	5.000	08/01/2030	A1	5,000,000	5,265,150
KY State Property & Building #108	5.000	08/01/2032	A1	8,820,000	9,265,234
KY State Property & Building #108	5.000	08/01/2033	A1	5,270,000	5,528,704
KY State Property & Building #108	5.000	08/01/2034	A1	4,900,000	5,132,603
KY State Property & Building #110	5.000	08/01/2029	A1	4,200,000	4,422,726
KY State Property & Building #110	5.000	08/01/2032	A1	1,515,000	1,591,477
KY State Property & Building #110	5.000	08/01/2033	A1	1,000,000	1,049,090
KY State Property & Building #110	5.000	08/01/2034	A1	1,900,000	1,984,949
KY State Property & Building #110	5.000	08/01/2035	A1	3,680,000	3,841,994
KY State Property & Building #112	5.000	11/01/2028	A1	2,765,000	2,984,679
KY State Property & Building #112	5.000	02/01/2035	A1	8,325,000	8,803,937
KY State Property & Building #112	5.000	02/01/2036	A1	7,920,000	8,313,862
KY State Property & Building #115	5.000	04/01/2033	A1	4,565,000	4,912,077
KY State Property & Building #115	5.000	04/01/2034	A1	13,975,000	15,021,167
KY State Property & Building #115	5.000	04/01/2036	A1	14,460,000	15,429,977
KY State Property & Building #115	5.000	04/01/2037	A1	5,000,000	5,306,450
KY State Property & Building #117	5.000	05/01/2031	A1	5,055,000	5,503,581
KY State Property & Building #117	5.000	05/01/2032	A1	3,680,000	4,002,110
KY State Property & Building #117	5.000	05/01/2033	A1	3,550,000	3,853,596
KY State Property & Building #117	5.000	05/01/2034	A1	5,825,000	6,309,058
KY State Property & Building #117	5.000	05/01/2035	A1	5,065,000	5,461,590
KY State Property & Building #117	5.000	05/01/2036	A1	5,275,000	5,660,708
KY State Property & Building #119	5.000	05/01/2030	A1	3,685,000	4,072,072
KY State Property & Building #119	5.000	05/01/2034	A1	725,000	798,624
KY State Property & Building #119	5.000	05/01/2035	A1	10,000,000	10,852,700
KY State Property & Building #119	5.000	05/01/2036	A1	10,000,000	10,765,100
KY State Property & Building #119	5.000	05/01/2037	A1	770,000	822,599
KY State Property & Building #119	4.000	05/01/2038	A1	265,000	265,599

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds
March 31, 2023

Bond Description			Coupon	Maturity Date	Rating#	Par Value	Fair Value
KY State Property & Building #122			5.000%	11/01/2031	A1	$790,000	$886,183
KY State Property & Building #122			5.000	11/01/2033	A1	1,000,000	1,105,880
KY State Property & Building #122			4.000	11/01/2034	A1	750,000	772,695
KY State Property & Building #122			4.000	11/01/2035	A1	500,000	508,755
KY State Property & Building #122			4.000	11/01/2036	A1	1,750,000	1,767,413
KY State Property & Building #122			4.000	11/01/2037	A1	3,000,000	3,013,350
KY State Property & Building #122			4.000	11/01/2037	A1	675,000	684,092
KY State Property & Building #122			4.000	11/01/2038	A1	6,595,000	6,611,222
KY State Property & Building #122			4.000	11/01/2039	A1	9,655,000	9,669,096
KY State Property & Building #126			5.000	05/01/2039	A1	5,565,000	6,177,540
KY State Property & Building #126			5.000	05/01/2040	A1	5,845,000	6,454,984
KY State Property & Building #126			5.000	05/01/2041	A1	6,135,000	6,745,310
KY State Property & Building #126			5.000	05/01/2042	A1	2,000,000	2,194,120
KY State Property & Building #126			4.000	05/01/2042	A1	1,980,000	1,959,091
KY State Property & Building #127			5.250	06/01/2040	A1	10,000,000	11,195,200
KY State Property & Building #127			5.250	06/01/2041	A1	8,745,000	9,768,515
KY State Property & Building #127			5.250	06/01/2042	A1	15,975,000	17,844,711
Louisville & Jefferson County Visitors & Convention Commission			4.000	06/01/2034	Aa3	3,720,000	3,823,528

							290,902,869
SCHOOL IMPROVEMENT BONDS
19.35% of Net Assets
Bardstown KY Independent School District Finance Corporation			4.000	02/01/2040	A1	1,495,000	1,466,176
Bardstown KY Independent School District Finance Corporation			4.000	02/01/2042	A1	1,525,000	1,473,928
Bowling Green KY School District Finance Corporation			4.000	08/01/2034	A1	1,890,000	1,944,621
Bowling Green KY School District Finance Corporation			4.000	08/01/2035	A1	2,215,000	2,267,008
Bowling Green KY School District Finance Corporation			4.000	08/01/2036	A1	2,305,000	2,340,866
Bowling Green KY School District Finance Corporation			4.000	08/01/2037	A1	2,395,000	2,419,501
Bowling Green KY School District Finance Corporation			4.000	04/01/2043	A1	3,085,000	3,034,900
Bowling Green KY School District Finance Corporation			4.000	04/01/2045	A1	2,500,000	2,453,325
Bullitt County KY School District Finance Corporation			4.000	10/01/2035	A1	1,820,000	1,861,187
Bullitt County KY School District Finance Corporation			4.000	10/01/2036	A1	2,985,000	3,033,775
Bullitt County KY School District Finance Corporation			4.000	10/01/2037	A1	3,075,000	3,108,056
Bullitt County KY School District Finance Corporation			4.000	03/01/2038	A1	575,000	578,847
Butler County KY School District Finance Corporation			4.000	03/01/2037	A1	360,000	367,582
Butler County KY School District Finance Corporation			4.250	03/01/2040	A1	755,000	766,182
Clark County KY School District Finance Corporation			4.000	03/01/2039	A1	3,090,000	3,092,441
Clark County KY School District Finance Corporation			4.000	03/01/2040	A1	1,475,000	1,451,784
Covington KY Independent School District Finance Corporation			4.000	06/01/2041	A1	490,000	491,676
Fayette County KY School District Finance Corporation			5.000	08/01/2028	Aa3	1,330,000	1,404,241
Fayette County KY School District Finance Corporation			4.750	11/01/2031	Aa3	1,730,000	1,786,208
Fayette County KY School District Finance Corporation	*	*	5.000	08/01/2032	Aa3	10,600,000	11,154,698
Fayette County KY School District Finance Corporation			5.000	08/01/2034	Aa3	8,750,000	9,181,550
Glasgow KY School District Finance Corporation			3.000	02/01/2042	A1	1,820,000	1,502,137
Hardin County KY School District Finance Corporation			4.000	05/01/2030	Aa3	635,000	658,298
Jefferson County KY School District Finance Corporation			5.000	10/01/2026	Aa3	255,000	276,147
Jefferson County KY School District Finance Corporation			5.000	04/01/2030	Aa3	975,000	1,017,988
Jefferson County KY School District Finance Corporation			5.000	04/01/2031	Aa3	1,025,000	1,070,192
Jefferson County KY School District Finance Corporation			5.000	05/01/2033	Aa3	5,145,000	5,268,737
Jefferson County KY School District Finance Corporation			4.000	06/01/2033	Aa3	4,310,000	4,448,351
Jefferson County KY School District Finance Corporation			4.750	04/01/2034	Aa3	1,165,000	1,215,363
Jefferson County KY School District Finance Corporation			5.000	05/01/2034	Aa3	5,405,000	5,534,990
Jefferson County KY School District Finance Corporation			4.000	06/01/2034	Aa3	3,500,000	3,599,540
Jefferson County KY School District Finance Corporation			4.750	04/01/2035	Aa3	1,220,000	1,267,165
Jefferson County KY School District Finance Corporation			3.000	12/01/2035	Aa3	11,140,000	10,529,862
Jefferson County KY School District Finance Corporation			4.250	10/01/2037	Aa3	2,110,000	2,153,339
Jefferson County KY School District Finance Corporation			3.000	12/01/2038	Aa3	6,470,000	5,728,926
Jefferson County KY School District Finance Corporation			3.000	12/01/2039	Aa3	4,385,000	3,821,045
Jefferson County KY School District Finance Corporation			3.000	12/01/2040	Aa3	1,940,000	1,655,965
Kenton County KY School District Finance Corporation			4.000	04/01/2036	A1	1,210,000	1,233,631
Kenton County KY School District Finance Corporation			4.000	04/01/2037	A1	1,255,000	1,272,620
Kenton County KY School District Finance Corporation			4.000	04/01/2038	A1	1,300,000	1,306,435
Kenton County KY School District Finance Corporation			3.000	12/01/2040	A1	1,965,000	1,657,556
Kenton County KY School District Finance Corporation			3.000	12/01/2041	A1	2,025,000	1,675,647
Meade County KY School District Finance Corporation			4.000	06/01/2036	A1	2,215,000	2,253,165
Meade County KY School District Finance Corporation			4.000	06/01/2037	A1	2,255,000	2,281,000
Meade County KY School District Finance Corporation			4.000	06/01/2038	A1	2,400,000	2,409,120
Morgan County KY School District Finance Corporation			4.000	08/01/2029	A1	960,000	1,006,675
Oldham County KY School District Finance Corporation			4.000	10/01/2034	A1	1,560,000	1,606,753
Raceland-Worthington KY Independent School District Finance Corporation			3.400	06/01/2037	A1	630,000	605,915
Scott County KY School District Finance Corporation			4.500	01/01/2025	A1	4,890,000	5,038,460
Scott County KY School District Finance Corporation			4.000	02/01/2029	Aa3	5,040,000	5,388,466
Scott County KY School District Finance Corporation			4.000	06/01/2035	Aa3	1,440,000	1,473,077
Scott County KY School District Finance Corporation			4.000	10/01/2035	Aa3	2,235,000	2,284,081

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds
March 31, 2023

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Scott County KY School District Finance Corporation	4.000%	06/01/2036	Aa3	$1,500,000	$1,524,495
Scott County KY School District Finance Corporation	4.000	10/01/2037	Aa3	2,415,000	2,438,570
Scott County KY School District Finance Corporation	5.000	09/01/2041	Aa3	7,120,000	7,903,911
Shelby County KY School District Finance Corporation	4.000	08/01/2037	Aa3	6,240,000	6,301,838
Shelby County KY School District Finance Corporation	4.000	08/01/2038	Aa3	3,000,000	3,019,440
Woodford County KY School District Finance Corporation	5.000	08/01/2038	A1	1,650,000	1,879,367

					159,986,819
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
12.30% of Net Assets
Boyle County Centre College	5.000	06/01/2037	A3	2,865,000	3,004,066
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2033	A3	1,345,000	1,464,745
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2034	A3	1,605,000	1,743,094
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2035	A3	2,165,000	2,333,091
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2036	A3	2,835,000	3,030,133
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2038	A3	1,340,000	1,410,873
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2038	A3	200,000	194,442
KY Bond Development Corporation Educational Facilities Centre College	3.000	06/01/2039	A3	860,000	724,395
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2040	A3	640,000	605,651
KY Bond Development Corporation Educational Facilities Centre College	3.000	06/01/2041	A3	1,405,000	1,121,204
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2046	A3	2,545,000	2,321,880
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2051	A3	4,400,000	3,921,544
KY State Property & Building #114	5.000	10/01/2032	A1	2,795,000	3,005,408
KY State Property & Building #114	5.000	10/01/2033	A1	2,940,000	3,156,237
KY State Property & Building #114	5.000	10/01/2034	A1	3,090,000	3,308,741
KY State Property & Building #114	5.000	10/01/2035	A1	1,945,000	2,070,005
KY State Property & Building #116	5.000	10/01/2035	A1	4,165,000	4,524,190
KY State Property & Building #116	5.000	10/01/2036	A1	2,725,000	2,945,671
Murray State University	5.000	03/01/2032	A1	2,220,000	2,299,520
Murray State University	3.000	09/01/2037	A1	1,310,000	1,182,249
Murray State University	3.000	09/01/2039	A1	1,390,000	1,213,136
Murray State University	3.000	09/01/2041	A1	1,470,000	1,245,311
University of Kentucky Certificate of Participation	4.000	05/01/2033	Aa3	885,000	935,879
University of Kentucky Certificate of Participation	4.000	05/01/2034	Aa3	1,020,000	1,069,939
University of Kentucky Certificate of Participation	4.000	05/01/2039	Aa3	4,660,000	4,717,644
University of Kentucky Certificate of Participation	4.000	05/01/2044	Aa3	3,755,000	3,697,023
University of Kentucky General Receipts	5.000	04/01/2030	Aa2	5,490,000	5,741,881
University of Kentucky General Receipts	4.000	10/01/2036	Aa2	16,160,000	16,475,928
University of Kentucky General Receipts	4.000	10/01/2038	Aa2	10,855,000	10,980,483
University of Kentucky Higher Educational	4.750	04/01/2034	Aa2	5,435,000	5,666,694
University of Louisville	3.000	09/01/2039	A1	1,450,000	1,270,273
University of Louisville	3.000	09/01/2040	A1	1,495,000	1,258,416
University of Louisville	3.000	09/01/2042	A1	1,575,000	1,280,113
Western KY University	4.000	09/01/2034	A1	575,000	593,527
Western KY University	4.000	09/01/2035	A1	595,000	609,310
Western KY University	4.000	09/01/2036	A1	620,000	632,691

					101,755,387
MUNICIPAL UTILITY REVENUE BONDS
7.87% of Net Assets
KY Rural Water Finance Corporation	4.500	02/01/2024	A+*	880,000	880,202
KY Rural Water Finance Corporation	3.000	02/01/2032	A+*	240,000	239,808
KY Rural Water Finance Corporation	3.000	02/01/2033	A+*	370,000	368,742
KY Rural Water Finance Corporation	5.125	02/01/2035	A+*	295,000	295,050
KY Rural Water Finance Corporation	3.000	08/01/2036	A+*	285,000	268,456
KY Rural Water Finance Corporation	3.000	08/01/2037	A+*	280,000	257,457
KY State Association of Counties Finance Corporation	4.000	02/01/2031	AA-*	405,000	424,942
KY State Association of Counties Finance Corporation	4.000	02/01/2033	AA-*	415,000	432,579
Louisville & Jefferson County Metropolitan Sewer	4.000	05/15/2033	Aa3	1,000,000	1,018,880
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2034	Aa3	2,230,000	2,311,016
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2034	Aa3	4,595,000	4,895,559
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2035	Aa3	2,245,000	2,327,661
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2035	Aa3	4,825,000	5,131,725
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2036	Aa3	2,795,000	2,877,173
Louisville & Jefferson County Metropolitan Sewer	4.000	05/15/2037	Aa3	10,000,000	10,199,300
Louisville & Jefferson County Metropolitan Sewer	3.000	05/15/2044	Aa3	21,515,000	17,527,840
Louisville & Jefferson County Metropolitan Sewer	3.250	05/15/2046	Aa3	2,450,000	2,053,100
Murray KY Electric Plant	3.000	12/01/2036	A1	370,000	340,526
Murray KY Electric Plant	3.000	12/01/2037	A1	380,000	343,649
Murray KY Electric Plant	3.000	12/01/2038	A1	395,000	351,459
Murray KY Electric Plant	3.000	12/01/2039	A1	405,000	355,161
Murray KY Electric Plant	3.000	12/01/2040	A1	420,000	360,406
Murray KY Electric Plant	3.000	12/01/2041	A1	430,000	363,182
Murray KY Electric Plant	3.000	12/01/2042	A1	445,000	370,814
Owensboro KY Electric Light & Power	4.000	01/01/2031	A3	245,000	255,300
Owensboro KY Electric Light & Power	4.000	01/01/2033	A3	275,000	285,665
Owensboro KY Electric Light & Power	4.000	01/01/2034	A3	305,000	315,074
Owensboro KY Electric Light & Power	4.000	01/01/2035	A3	200,000	205,532
Owensboro KY Electric Light & Power	4.000	01/01/2036	A3	325,000	332,605
Owensboro KY Electric Light & Power	4.000	01/01/2037	A3	410,000	416,261

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds
March 31, 2023

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Owensboro KY Water Revenue	4.000%	09/15/2034	A1	$2,075,000	$2,158,270
Owensboro KY Water Revenue	4.000	09/15/2035	A1	2,155,000	2,221,503
Owensboro KY Water Revenue	4.000	09/15/2037	A1	1,950,000	1,981,824
Owensboro KY Water Revenue	4.000	09/15/2039	A1	2,125,000	2,142,234
Owensboro-Daviess County KY Water	4.000	12/01/2043	A+*	800,000	774,776

					65,083,731
PREREFUNDED BONDS
7.77% of Net Assets
Fayette County KY School District Finance Corporation	5.000	10/01/2029	Aa3	3,660,000	3,701,541
Fayette County KY School District Finance Corporation	5.000	10/01/2032	Aa3	3,615,000	3,656,030
Fayette County KY School District Finance Corporation	5.000	10/01/2033	Aa3	4,385,000	4,434,770
Frankfort KY Electric & Water	4.750	12/01/2034	NR	695,000	717,810
Frankfort KY Electric & Water	4.750	12/01/2035	NR	725,000	748,795
Frankfort KY Electric & Water	4.750	12/01/2036	NR	760,000	784,943
KY State Property & Building #106	5.000	10/01/2028	A1	2,030,000	2,053,041
KY State Property & Building #106	5.000	10/01/2029	A1	4,130,000	4,178,114
KY State Property & Building #106	5.000	10/01/2030	A1	7,165,000	7,248,472
KY State Property & Building #106	5.000	10/01/2031	A1	4,910,000	4,967,202
KY State Property & Building #106	5.000	10/01/2032	A1	6,275,000	6,348,102
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2033	Aa3	5,000,000	5,028,750
Lexington Fayette Urban County Government	5.000	01/01/2029	Aa2	345,000	359,545
River City, Inc. Parking Authority	5.000	06/01/2031	Aa3	1,080,000	1,083,964
River City, Inc. Parking Authority	5.000	06/01/2032	Aa3	1,130,000	1,134,147
River City, Inc. Parking Authority	5.000	06/01/2033	Aa3	1,395,000	1,400,343
University of Kentucky General Receipts	5.000	04/01/2036	Aa2	4,820,000	4,932,981
University of Kentucky General Receipts	5.000	04/01/2037	Aa2	3,815,000	3,904,424
University of Kentucky General Receipts	5.000	04/01/2038	Aa2	7,395,000	7,568,339

					64,251,313
PUBLIC FACILITIES REVENUE BONDS
5.26% of Net Assets
KY Bond Development	5.000	09/01/2035	A2	1,275,000	1,400,906
KY Bond Development	5.000	09/01/2036	A2	2,000,000	2,180,800
KY Bond Development	5.000	09/01/2038	A2	1,125,000	1,208,149
KY State Certificate of Participation	4.000	04/15/2030	A1	1,500,000	1,578,255
KY State Certificate of Participation	4.000	04/15/2031	A1	1,350,000	1,419,134
KY State Certificate of Participation	5.000	06/15/2034	A1	1,640,000	1,724,854
KY State Certificate of Participation	5.000	04/15/2038	A1	10,000,000	10,807,200
KY State Certificate of Participation	5.000	06/15/2038	A1	7,535,000	7,837,605
KY State Certificate of Participation	4.000	04/15/2048	A1	1,000,000	958,710
Laurel County General Obligation	4.000	05/01/2031	A2	1,295,000	1,351,993
Laurel County General Obligation	4.000	05/01/2034	A2	1,440,000	1,495,483
Laurel County General Obligation	4.000	05/01/2035	A2	1,495,000	1,540,986
Laurel County General Obligation	4.000	05/01/2036	A2	1,555,000	1,591,449
Laurel County General Obligation	4.000	05/01/2037	A2	1,620,000	1,642,518
Laurel County General Obligation	4.000	05/01/2038	A2	1,680,000	1,688,131
Louisville & Jefferson County Visitors & Convention Commission	4.000	06/01/2032	Aa3	2,325,000	2,406,050
Marshall County Library	4.000	06/01/2038	Aa3	1,060,000	1,081,995
River City, Inc. Parking Authority	3.000	12/01/2036	Aa3	835,000	782,128
River City, Inc. Parking Authority	3.000	12/01/2037	Aa3	860,000	794,150

					43,490,496
HOSPITAL AND HEALTHCARE REVENUE BONDS
4.49% of Net Assets
KY Development Corporation Hospital Facilities - St. Elizabeth	4.000	05/01/2032	AA*	1,810,000	1,862,345
KY Development Corporation Hospital Facilities - St. Elizabeth	4.000	05/01/2035	AA*	1,390,000	1,417,049
KY Development Corporation Hospital Facilities - St. Elizabeth	4.000	05/01/2036	AA*	1,200,000	1,218,768
KY Development Corporation Hospital Facilities - St. Elizabeth	5.000	05/01/2039	AA*	7,185,000	7,454,581
Louisville & Jefferson County Norton Healthcare	5.500	10/01/2033	A*	2,000,000	2,023,240
Louisville & Jefferson County Norton Healthcare	5.000	10/01/2033	A*	6,810,000	7,166,708
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2035	A*	3,850,000	3,878,798
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2036	A*	7,005,000	7,018,590
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2040	A*	2,000,000	1,924,360
Louisville & Jefferson County Norton Healthcare	3.000	10/01/2043	A*	4,000,000	3,174,560

					37,138,999
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
2.72% of Net Assets
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa3	4,000,000	4,272,680
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa3	1,315,000	1,376,424
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa3	1,765,000	1,938,058
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2034	Aa3	1,120,000	1,191,322
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2036	Aa3	400,000	432,012

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds
March 31, 2023

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
KY State Turnpike Economic Development Road Revenue	5.000%	07/01/2037	Aa3	$500,000	$536,915
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2038	Aa3	1,100,000	1,227,952
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2039	Aa3	3,255,000	3,604,522
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2040	Aa3	2,250,000	2,474,685
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2041	Aa3	3,555,000	3,888,743
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2042	Aa3	1,400,000	1,532,468

					22,475,781
REFUNDING BONDS
1.18% of Net Assets
KY Association of Counties	3.000	02/01/2034	AA-*	480,000	465,682
KY Association of Counties	3.000	02/01/2035	AA-*	505,000	481,164
KY Association of Counties	3.000	02/01/2036	AA-*	510,000	474,269
KY State Property & Building #102	5.000	05/01/2024	Aa3	405,000	405,361
KY State Property & Building #108	5.000	08/01/2025	A1	2,690,000	2,832,650
KY State Property & Building #121	5.000	02/01/2029	A1	4,535,000	5,102,102

					9,761,228
AIRPORT REVENUE BONDS
.78% of Net Assets
Kenton County Airport	5.000	01/01/2029	A1	240,000	255,511
Kenton County Airport	5.000	01/01/2034	A1	275,000	307,533
Kenton County Airport	5.000	01/01/2035	A1	300,000	332,796
Kenton County Airport	5.000	01/01/2036	A1	965,000	1,061,374
Kenton County Airport	5.000	01/01/2037	A1	670,000	732,116
Kenton County Airport	5.000	01/01/2038	A1	500,000	542,255
Kenton County Airport	5.000	01/01/2039	A1	500,000	540,355
Kenton County Airport	5.000	01/01/2044	A1	2,500,000	2,657,500

					6,429,440
AD VALOREM PROPERTY BONDS
.32% of Net Assets
Henderson KY	3.000	09/01/2042	Aa3	845,000	726,480
Henderson KY	3.000	09/01/2043	Aa3	870,000	738,491
Warren County General Obligation	4.000	06/01/2035	Aa1	1,175,000	1,220,661

					2,685,632
Total Investments 97.22% of Net Assets					$803,961,695

(cost $825,829,226) (See (a) below for further explanation)
Other assets in excess of liabilities 2.78%					22,993,606

Net Assets 100%					$826,955,301

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated
**	Security is segregated

(a)	Cost for federal income tax purposes is $825,829,226 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$6,654,931
Unrealized depreciation	(28,522,463)

Net unrealized depreciation	$(21,867,532)

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.

Level 2 -

Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 -

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of March 31, 2023 involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2023.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	803,961,695
Level 3	Significant Unobservable Inputs	—

803,961,695

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds
March 31, 2023

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires the Adviser, as Valuation Designee, to fair value the security in accordance with procedures approved by the Board of Trustees. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds
March 31, 2023

Bond Description			Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
18.37% of Net Assets
KY Association of Counties			4.000%	02/01/2029	AA-*	$630,000	$673,558
KY State Property & Building #108			5.000	08/01/2023	A1	750,000	755,062
KY State Property & Building #108			5.000	08/01/2028	A1	755,000	794,864
KY State Property & Building #110			5.000	08/01/2023	A1	1,750,000	1,761,812
KY State Property & Building #126			5.000	05/01/2030	A1	750,000	864,173
KY State Property & Building #127			5.000	06/01/2029	A1	1,000,000	1,131,030
Somerset KY			5.000	06/01/2028	A1	605,000	680,359
Somerset KY			5.000	06/01/2029	A1	380,000	433,268
Somerset KY			4.000	06/01/2030	A1	415,000	441,079

							7,535,205
SCHOOL IMPROVEMENT BONDS
18.29% of Net Assets
Anderson County KY School District Finance Corporation			3.000	02/01/2029	A1	500,000	505,600
Barren County KY School District Finance Corporation			5.000	08/01/2023	A1	500,000	503,575
Bowling Green KY Independent School District Finance Corporation			5.000	08/01/2027	A1	695,000	745,832
Fayette County KY School District Finance Corporation			5.000	06/01/2023	Aa3	500,000	502,110
Fayette County KY School District Finance Corporation	*	*	5.000	08/01/2023	Aa3	1,000,000	1,008,200
Fayette County KY School District Finance Corporation			5.000	03/01/2024	Aa3	250,000	255,190
Jefferson County KY School District Finance Corporation			4.000	12/01/2023	Aa3	500,000	503,855
Jefferson County KY School District Finance Corporation			4.000	06/01/2030	Aa3	1,245,000	1,293,381
Laurel County KY School District Finance Corporation			4.000	06/01/2024	A1	465,000	471,026
Pike County KY School District Finance Corporation			5.000	08/01/2024	A1	250,000	257,173
Pike County KY School District Finance Corporation			5.000	02/01/2025	A1	900,000	937,404
Pike County KY School District Finance Corporation			5.000	08/01/2025	A1	200,000	210,466
Pike County KY School District Finance Corporation			4.000	02/01/2028	A1	295,000	305,794

							7,499,606
PUBLIC FACILITIES REVENUE BONDS
17.68% of Net Assets
KY Bond Development			5.000	09/01/2026	A3	1,000,000	1,066,810
KY State Certificate of Participation			4.000	06/15/2023	A1	940,000	941,777
KY State Certificate of Participation			4.000	06/15/2024	A1	300,000	304,194
Lexington Fayette Urban County Government - Court Facilities			5.000	10/01/2024	A1	700,000	721,427
Livingston County KY Public Properties			5.000	08/01/2024	A1	555,000	570,478
Mercer County KY Public Property			4.000	08/01/2024	A1	720,000	730,073
Oldham County Public Facility			5.000	02/01/2024	A1	285,000	290,070
River City Parking Authority			5.000	12/01/2024	Aa3	340,000	352,988
Taylor County KY Public Courthouse			4.000	09/01/2027	A1	700,000	727,874
Warren County KY Justice Center Expansion Corporation	*	*	5.000	09/01/2023	A1	1,250,000	1,260,488
Wolfe County KY Public Properties Corporation			4.000	04/01/2025	A1	280,000	285,614

							7,251,793
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
10.04% of Net Assets
KY Bond Development Corporation Educational Facilities Centre College			4.000	06/01/2030	A3	170,000	180,433
University of Kentucky General Receipts			4.000	04/01/2028	Aa2	750,000	759,705
University of Louisville			5.000	03/01/2024	A1	350,000	356,433
University of Louisville	*	*	5.000	03/01/2024	A1	2,000,000	2,036,760
University of Louisville			4.000	09/01/2030	A1	745,000	784,619

							4,117,950
TURNPIKES/TOLLROAD/HIGHWAY BONDS
9.87% of Net Assets
KY Asset Liability Commission Federal Highway			5.000	09/01/2024	A2	500,000	516,290
KY Asset Liability Commission Federal Highway			5.000	09/01/2026	A2	565,000	583,250
KY Asset Liability Project Notes			4.000	09/01/2023	A2	250,000	251,423
KY State Turnpike Authority Economic Development			5.000	07/01/2024	Aa3	1,175,000	1,207,511
KY State Turnpike Authority Economic Development			5.000	07/01/2026	Aa3	1,385,000	1,488,349

							4,046,823
MUNICIPAL UTILITY REVENUE BONDS
8.26% of Net Assets
Campbell & Kenton Counties Sanitation District #1			4.000	08/01/2031	Aa2	1,000,000	1,041,470
Frankfort Electric & Water			4.000	12/01/2023	NR	440,000	442,781
Henderson KY			4.000	06/01/2028	Aa3	385,000	410,121
KY Rural Water Financing Corporation			5.000	08/01/2029	A+*	595,000	673,046
Northern KY Water			5.000	02/01/2026	Aa2	815,000	821,789

							3,389,207
PREREFUNDED BONDS
7.07% of Net Assets
KY State Property & Building #106			5.000	10/01/2024	A1	750,000	758,745
KY State Property & Building #106			5.000	10/01/2025	A1	1,115,000	1,127,990
KY State Property & Building #106	*	*	5.000	10/01/2026	A1	1,000,000	1,011,650

							2,898,385

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds
March 31, 2023

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
HOSPITAL AND HEALTHCARE REVENUE BONDS
3.46% of Net Assets
Warren County KY Hospital	5.000%	04/01/2032	AA-*	$1,200,000	$1,417,116

AD VALOREM PROPERTY BONDS
1.69% of Net Assets
Henderson KY	5.000	09/01/2029	Aa3	600,000	691,092

REFUNDING BONDS
1.46% of Net Assets
KY State Property & Building #112	5.000	11/01/2026	A1	555,000	600,477

AIRPORT REVENUE BONDS
1.30% of Net Assets
Kenton County Airport	5.000	01/01/2026	A1	500,000	532,590

ESCROWED TO MATURITY BONDS
.43% of Net Assets
Warren County Hospital	5.000	04/01/2023	AA-*	175,000	175,000

Total Investments 97.92% of Net Assets					$40,155,244

(cost $40,514,255) (See (a) below for further explanation)
Other assets in excess of liabilities 2.08%					853,115

Net Assets 100%					$41,008,359

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated
**	Security is segregated

(a)	Cost for federal income tax purposes is $40,514,255 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	136,974
Unrealized depreciation	(495,985)

Net unrealized depreciation	(359,011)

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.

Level 2 -

Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 -

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2023.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	40,155,244
Level 3	Significant Unobservable Inputs	—

40,155,244

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires the Adviser, as Valuation Designee, to fair value the security in accordance with procedures approved by the Board of Trustees. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Mississippi Municipal Bonds
March 31, 2023

Bond Description			Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
32.89% of Net Assets
Jackson State University Educational Building			5.000%	03/01/2034	Aa2	$440,000	$460,451
Mississippi State University Educational Building			5.000	11/01/2032	Aa2	125,000	131,676
MS Development Bank Special Obligation Gulf Coast Community Project	*	*	4.000	12/01/2034	AA-*	300,000	307,707
MS Development Bank Special Obligation Northwest MS Community College			4.000	03/01/2039	AA-*	225,000	227,300
MS Development Bank Special Obligation Pearl River Community College			5.000	10/01/2033	AA-*	125,000	138,995
MS State University Educational Building Corporation Revenue			5.000	08/01/2033	Aa2	225,000	246,310
MS State University Educational Building Corporation Revenue			4.000	08/01/2036	Aa2	250,000	255,785
University of Mississippi Educational Building Corporation			5.000	10/01/2031	Aa2	205,000	219,867
University of Mississippi Educational Building Corporation			3.000	10/01/2034	Aa2	200,000	196,744
University of Mississippi Educational Building Corporation			5.000	10/01/2036	Aa2	100,000	116,247
University of Mississippi Educational Building Corporation			4.000	10/01/2037	Aa2	100,000	104,094
University Southern MS Educational Building Corporation			5.000	09/01/2033	Aa2	360,000	385,261

							2,790,437
PREREFUNDED BONDS
17.80% of Net Assets
MS Development Bank Special Obligation Brandon Public Improvement			5.000	11/01/2033	Aa3	150,000	155,498
MS Development Bank Special Obligation Hattiesburg Water & Sewer			4.750	12/01/2038	AA*	700,000	709,443
MS Development Bank Special Obligation Jackson Schools			5.000	04/01/2028	NR	125,000	125,000
MS Development Bank Special Obligation West Jackson County Utility District			5.000	12/01/2033	A*	50,000	50,790
MS State General Obligation			5.000	10/01/2033	Aa2	150,000	167,424
MS State University Educational Building Corporation Revenue	*	*	5.250	08/01/2038	Aa2	300,000	302,553

							1,510,708
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
9.33% of Net Assets
MS Development Bank Special Obligation Highway Construction			5.000	01/01/2025	Aa3	200,000	207,734
MS Development Bank Special Obligation Highway Construction			5.000	01/01/2029	Aa3	300,000	324,105
MS Development Bank Special Obligation Highway Construction			4.000	01/01/2030	Aa3	175,000	182,166
MS Development Bank Special Obligation Marshall County			5.000	01/01/2030	Aa3	75,000	77,770

							791,775
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
7.76% of Net Assets
Mississippi State			3.000	06/01/2038	Aa2	100,000	90,947
Mississippi State Gaming Tax Revenue			5.000	10/15/2035	A3	125,000	130,288
Mississippi State Gaming Tax Revenue			5.000	10/15/2037	A-*	125,000	133,134
MS Development Bank Special Obligation Pascagoula			4.000	07/01/2024	AA*	300,000	304,086

							658,455
STATE AND LOCAL MORTGAGE/HOUSING BONDS
7.01% of Net Assets
Mississippi State Home Corporation			3.950	12/01/2042	Aaa	100,000	97,984
Mississippi State Home Corporation			4.400	12/01/2043	Aaa	350,000	354,007
Mississippi State Home Corporation			4.050	12/01/2047	Aaa	150,000	142,790

							594,781
REFUNDING BONDS
6.36% of Net Assets
MS State Refunding	*	*	4.000	10/01/2036	Aa2	290,000	298,181
Starkville MS			4.000	06/01/2032	A1	230,000	241,488

							539,669
MUNICIPAL UTILITY REVENUE BONDS
5.70% of Net Assets
MS Development Bank Special Obligation Diamondhead Water & Sewer			4.000	07/01/2046	A+*	175,000	169,575
MS Development Bank Special Obligation Jackson Water & Sewer			6.875	12/01/2040	Ba2	150,000	153,138
MS Development Bank Special Obligation Tupelo			5.000	05/01/2033	Aa2	150,000	160,644

							483,357
HOSPITAL AND HEALTHCARE REVENUE BONDS
5.31% of Net Assets
Jones County MS Hospital			4.000	04/01/2026	AA*	305,000	317,966
Medical Center Educational Building Corporation MS Revenue			5.500	12/01/2023	Aa2	20,000	20,361
Medical Center Educational Building Corporation MS Revenue			5.000	06/01/2035	Aa2	100,000	112,256

							450,583
SCHOOL IMPROVEMENT BONDS
4.99% of Net Assets
MS Development Bank Special Obligation Canton School District			5.000	12/01/2033	A1	100,000	106,567
MS Development Bank Special Obligation Lafayette County School District			4.000	04/01/2033	AA*	100,000	103,617
MS Development Bank Special Obligation Rankin School District			4.000	06/01/2038	AA*	100,000	101,106
MS Development Bank Special Obligation Vicksburg Warren School District			5.500	03/01/2038	AA*	100,000	111,962

							423,252
PUBLIC FACILITIES REVENUE BONDS
1.20% of Net Assets
MS Development Bank Special Obligation Tupelo			4.000	07/01/2037	Aa2	100,000	102,216

Total Investments 98.35% of Net Assets							$8,345,233

(cost $8,383,462) (See (a) below for further explanation)
Other assets in excess of liabilities 1.65%							139,816

Net Assets 100%							$8,485,049

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Mississippi Municipal Bonds
March 31, 2023

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated
**	Security is segregated

(a)	Cost for federal income tax purposes is $8,383,462 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$71,031
Unrealized depreciation	(109,260)

Net unrealized depreciation	$(38,229)

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.

Level 2 -

Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 -

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2023.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	8,345,233
Level 3	Significant Unobservable Inputs	—

$8,345,233

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires the Adviser, as Valuation Designee, to fair value the security in accordance with procedures approved by the Board of Trustees. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds
March 31, 2023

Bond Description			Coupon	Maturity Date	Rating#	Par Value	Fair Value
SCHOOL IMPROVEMENT BONDS
19.42% of Net Assets
Brunswick County NC Limited Obligation			5.000%	06/01/2030	Aa1	$250,000	$263,148
Brunswick County NC Limited Obligation			5.000	06/01/2031	Aa1	250,000	263,148
Buncombe County NC Limited Obligation			4.000	06/01/2036	Aa1	125,000	131,355
Burke County NC Limited Obligation			4.000	04/01/2034	Aa3	250,000	259,933
Cabarrus County NC			4.000	06/01/2034	Aa1	795,000	832,890
Cabarrus County NC Limited Obligation			5.000	04/01/2035	Aa1	1,435,000	1,537,212
Cabarrus County NC Limited Obligation			4.000	06/01/2035	Aa1	1,650,000	1,718,723
Chatham County NC Limited Obligation			4.000	11/01/2036	Aa2	750,000	778,493
Chatham County NC Limited Obligation			4.000	11/01/2037	Aa2	2,000,000	2,060,520
Davidson County NC Limited Obligation			5.000	06/01/2032	Aa2	500,000	538,765
Duplin County NC Limited Obligation			5.000	04/01/2032	A1	750,000	801,405
Duplin County NC Limited Obligation			5.000	04/01/2034	A1	865,000	921,960
Henderson County NC Limited Obligation			4.000	06/01/2034	Aa2	200,000	210,186
Henderson County NC Limited Obligation			4.000	06/01/2037	Aa2	750,000	778,868
Henderson County NC Limited Obligation			4.000	06/01/2038	Aa2	500,000	514,745
Onslow County NC Limited Obligation			5.000	06/01/2033	Aa2	500,000	525,645
Pitt County NC Limited Obligation			4.000	04/01/2031	Aa2	500,000	524,815
Pitt County NC Limited Obligation			4.000	04/01/2034	Aa2	550,000	571,857
Randolph County NC Limited Obligation			3.000	10/01/2036	Aa3	325,000	303,300
Randolph County NC Limited Obligation			4.000	10/01/2037	Aa3	250,000	256,480
Randolph County NC Limited Obligation			4.000	10/01/2039	Aa3	350,000	355,411
Rutherford County NC Limited Obligation			4.000	03/01/2037	A1	410,000	420,205
Rutherford County NC Limited Obligation			4.000	03/01/2039	A1	500,000	504,805
Rutherford County NC Limited Obligation			4.000	03/01/2040	A1	325,000	326,160
Sampson County NC Limited Obligation			5.000	12/01/2033	A1	1,975,000	2,090,004
Sampson County NC Limited Obligation			5.000	09/01/2040	A1	750,000	794,700
Scotland County NC			4.500	12/01/2036	A*	1,170,000	1,207,731
Surry County NC Limited Obligation			4.000	06/01/2034	Aa3	350,000	369,761
Surry County NC Limited Obligation			4.000	06/01/2036	Aa3	590,000	609,854
Surry County NC Limited Obligation			4.000	06/01/2037	Aa3	730,000	746,396
Wake County NC Limited Obligation			4.000	09/01/2037	Aa1	750,000	776,168
Wayne County NC			4.000	06/01/2034	Aa3	1,500,000	1,550,550
Wilkes County NC Limited Obligation			5.000	06/01/2031	A1	350,000	368,029

							23,913,222
PUBLIC FACILITIES REVENUE BONDS
17.07% of Net Assets
Charlotte NC Certificate of Participation			4.000	06/01/2036	Aa2	1,000,000	1,044,410
Charlotte NC Certificate of Participation			4.000	06/01/2037	Aa2	3,000,000	3,100,950
Charlotte NC Certificate of Participation Convention Facility Project			4.000	06/01/2037	Aa2	500,000	516,825
Charlotte NC Certificate of Participation Convention Facility Project			4.000	06/01/2039	Aa2	1,000,000	1,023,570
Davidson County NC Limited Obligation			4.000	06/01/2037	Aa2	200,000	207,698
Davidson County NC Limited Obligation			4.000	06/01/2038	Aa2	240,000	247,078
Davidson County NC Limited Obligation			4.000	06/01/2040	Aa2	635,000	645,668
Durham Capital Financing Corporation			4.000	06/01/2037	Aa1	270,000	280,392
Durham Capital Financing Corporation			4.000	06/01/2038	Aa1	250,000	257,373
Durham NC Limited Obligation			4.000	04/01/2036	Aa1	1,000,000	1,038,570
Harnett County NC Limited Obligation			4.000	10/01/2038	Aa3	1,055,000	1,071,310
Henderson County NC Limited Obligation			5.000	10/01/2030	Aa2	250,000	265,305
Henderson County NC Limited Obligation			5.000	10/01/2031	Aa2	500,000	529,985
Hoke County NC Limited Obligation			3.000	06/01/2039	Aa3	1,065,000	932,099
Hoke County NC Limited Obligation			3.000	06/01/2040	Aa3	750,000	642,323
Kannapolis NC Limited Obligation			5.000	04/01/2032	A1	500,000	512,120
Moore County NC			3.000	06/01/2039	Aa2	350,000	314,430
Onslow County NC Limited Obligation			5.000	06/01/2032	Aa2	500,000	525,970
Orange County NC			4.000	10/01/2036	Aa1	375,000	389,798
Orange County NC			4.000	10/01/2037	Aa1	375,000	387,139
Orange County NC			4.000	10/01/2038	Aa1	275,000	282,128
Orange County NC			4.000	10/01/2038	Aa1	765,000	784,829
Orange County NC			4.000	10/01/2039	Aa1	200,000	204,366
Raleigh NC Limited Obligation			5.000	10/01/2034	Aa1	1,420,000	1,473,006
Randolph County NC Limited Obligation			4.000	10/01/2036	Aa3	250,000	258,978
Randolph County NC Limited Obligation			4.000	10/01/2037	Aa3	250,000	256,480
Randolph County NC Limited Obligation			4.000	10/01/2038	Aa3	670,000	683,460
Surry County NC Limited Obligation	*	*	3.000	10/01/2038	Aa3	395,000	354,793
Surry County NC Limited Obligation			3.000	10/01/2039	Aa3	1,000,000	880,060
Surry County NC Limited Obligation			3.000	10/01/2041	Aa3	1,135,000	961,016
Thomasville NC Revenue			4.000	05/01/2036	Aa3	500,000	513,885
Wilmington NC Limited Obligation			4.000	06/01/2036	Aa1	230,000	241,843
Wilmington NC Limited Obligation			4.000	06/01/2037	Aa1	170,000	176,543

							21,004,400

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds
March 31, 2023

Bond Description			Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
14.91% of Net Assets
Brunswick County NC Enterprise System Revenue			5.000%	04/01/2031	Aa2	$500,000	$524,540
Brunswick County NC Enterprise System Revenue			4.000	04/01/2039	Aa2	1,000,000	1,018,710
Brunswick County NC Enterprise System Revenue			3.000	04/01/2046	Aa2	500,000	402,500
Buncombe County NC Metropolitan Sewer District			5.000	07/01/2039	Aaa	550,000	565,147
Cary NC Combined Enterprise System Revenue			4.000	12/01/2042	Aaa	750,000	763,395
Clayton NC Water & Sewer Revenue			5.000	08/01/2040	Aa3	700,000	795,494
Concord NC Utilities System Revenue			4.500	12/01/2034	Aa2	1,000,000	1,053,940
Durham NC Utility System Revenue			3.000	08/01/2042	Aa1	1,250,000	1,069,113
Fuquay-Varina NC Combined Utilities Revenue			5.000	04/01/2040	Aa2	1,000,000	1,047,010
Gastonia NC Combined UtilitiesSystem Revenue			5.000	05/01/2034	Aa2	570,000	599,452
Gastonia NC Combined UtilitiesSystem Revenue			5.000	05/01/2035	Aa2	250,000	262,243
Lincoln County NC Enterprise System Revenue			3.000	08/01/2038	AA*	160,000	145,050
Lincoln County NC Enterprise System Revenue			3.000	08/01/2039	AA*	340,000	305,191
Lincoln County NC Enterprise System Revenue			3.000	08/01/2040	AA*	265,000	233,918
Lincoln County NC Enterprise System Revenue			3.000	08/01/2041	AA*	240,000	209,021
Martin County NC Limited Obligation Water and Sewer District			4.750	06/01/2034	A2	1,150,000	1,174,461
NC Municipal Power Agency #1 Catawba Electric Revenue			5.000	01/01/2032	A*	500,000	530,260
Pender County NC Limited Obligation			3.000	06/01/2038	Aa3	490,000	441,421
Pender County NC Limited Obligation			3.000	06/01/2045	Aa3	500,000	400,905
Sampson County NC Water & Sewer District			5.000	06/01/2037	A1	920,000	955,337
Union County NC Enterprise System Revenue			4.000	06/01/2038	Aa2	500,000	510,675
Union County NC Enterprise System Revenue			4.000	06/01/2044	Aa2	1,750,000	1,752,763
Union County NC Enterprise System Revenue			3.000	06/01/2046	Aa2	1,500,000	1,200,555
Union County NC Enterprise System Revenue			3.000	06/01/2051	Aa2	250,000	191,778
Wake County NC Industrial Facilities & Pollution Control Duke Energy			4.000	06/01/2041	Aa3	1,260,000	1,260,352
Wilmington NC Storm Water Revenue			5.000	06/01/2035	Aa2	500,000	526,295
Winston Salem NC Water & Sewer System Revenue			3.000	06/01/2046	Aa1	500,000	405,870

							18,345,396
PREREFUNDED BONDS
12.17% of Net Assets
Buncombe County NC Limited Obligation			5.000	06/01/2034	Aa1	500,000	514,035
Charlotte NC Certificate of Participation			4.000	12/01/2034	Aa1	290,000	301,528
High Point NC Combined Enterprise			5.000	11/01/2039	Aa2	750,000	777,495
Johnston County NC Limited Obligation			4.750	06/01/2033	Aa2	500,000	501,630
NC Eastern Municipal Power Agency			6.000	01/01/2025	Baa2	1,150,000	1,213,985
NC State Capital Facilities Duke University			5.000	10/01/2041	Aa1	1,000,000	1,061,220
New Hanover County NC Hospital Revenue New Hanover Regional Medical	*	*	5.000	10/01/2034	NR	1,500,000	1,670,835
Raleigh NC Limited Obligation			5.000	10/01/2038	Aa1	500,000	505,825
University of NC Charlotte			5.000	04/01/2035	Aa3	595,000	609,542
University of NC Charlotte			5.000	04/01/2038	Aa3	1,000,000	1,024,440
University of NC Charlotte			5.000	04/01/2040	Aa3	1,550,000	1,627,314
University of NC Greensboro			5.000	04/01/2033	Aa3	900,000	919,746
University of NC Greensboro			5.000	04/01/2039	Aa3	2,870,000	2,932,968
Winston Salem NC Limited Obligation			5.000	06/01/2031	Aa1	800,000	802,896
Winston Salem NC Limited Obligation			4.500	06/01/2034	Aa1	500,000	511,240

							14,974,699
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
11.85% of Net Assets
Appalachian NC State University			4.000	05/01/2033	A1	500,000	527,265
Appalachian NC State University	*	*	5.000	05/01/2036	A1	1,000,000	1,094,610
Iredell County NC Community College			5.000	04/01/2026	Aaa	225,000	225,223
Iredell County NC Community College			5.000	04/01/2027	Aaa	325,000	325,325
NC State Capital Facilities Wake Forest			5.000	01/01/2048	Aa3	315,000	334,927
Scotland County NC			5.000	12/01/2033	A*	250,000	272,638
University of NC at Asheville			4.000	06/01/2036	A2	1,350,000	1,396,953
University of NC at Charlotte Board of Governors			4.000	10/01/2037	Aa3	750,000	762,675
University of NC at Charlotte Board of Governors			5.000	10/01/2042	Aa3	250,000	265,595
University of NC at Wilmington			4.000	10/01/2037	Aa3	750,000	768,120
University of NC Charlotte			4.000	10/01/2035	Aa3	250,000	257,790
University of NC Charlotte			4.000	10/01/2036	Aa3	250,000	256,315
University of NC Greensboro			4.000	04/01/2035	Aa3	750,000	780,338
University of NC Greensboro			4.000	04/01/2036	Aa3	500,000	515,545
University of NC Greensboro			5.000	04/01/2038	Aa3	425,000	461,316
University of NC Wilmington			4.000	04/01/2037	Aa3	385,000	395,337
University of NC Wilmington			4.000	04/01/2038	Aa3	405,000	412,796
University of NC Wilmington			4.000	04/01/2039	Aa3	1,380,000	1,399,125
University of NC Wilmington Limited Obligation			5.000	06/01/2033	A1	550,000	575,718
University of NC Wilmington Limited Obligation			4.000	06/01/2034	A1	500,000	509,520
University of North Carolina			5.000	10/01/2033	A2	30,000	30,007
Western Carolina NC University			5.000	10/01/2035	Aa3	1,000,000	1,095,140
Western Carolina NC University			5.000	10/01/2043	Aa3	1,000,000	1,066,840
Western Carolina NC University			5.000	10/01/2045	Aa3	825,000	851,780

							14,580,898

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds
March 31, 2023

Bond Description			Coupon	Maturity Date	Rating#	Par Value	Fair Value
REFUNDING BONDS
6.30% of Net Assets
Asheville NC Limited Obligation			3.000%	04/01/2041	Aa1	$250,000	$214,658
Buncombe County NC Limited Obligation	*	*	5.000	06/01/2035	Aa1	1,000,000	1,052,590
Charlotte NC Certificate of Participation			5.000	06/01/2033	Aa1	840,000	843,310
Charlotte NC Certificate of Participation			5.000	06/01/2034	Aa1	750,000	791,723
Chatham County NC			5.000	11/01/2032	Aa2	825,000	878,615
Durham County NC			4.000	06/01/2036	Aaa	225,000	237,184
Monroe NC Limited Obligation			4.000	03/01/2033	Aa3	255,000	262,497
Monroe NC Limited Obligation	*	*	5.000	03/01/2039	Aa3	1,250,000	1,308,950
Rockingham County NC Limited Obligation			4.500	04/01/2032	Aa3	500,000	517,210
Sampson County NC Limited Obligation			4.000	09/01/2036	A1	1,000,000	1,016,170
Sampson County NC Limited Obligation			4.000	09/01/2037	A1	500,000	505,440
Union County NC Limited Obligation Refunding			5.000	12/01/2024	Aa1	125,000	130,129

							7,758,476
HOSPITAL AND HEALTHCARE REVENUE BONDS
6.95% of Net Assets
Charlotte Mecklenburg NC Hospital Authority Atrium Health			5.000	01/15/2033	Aa3	210,000	233,455
Charlotte Mecklenburg NC Hospital Authority Atrium Health			5.000	01/15/2036	Aa3	590,000	642,108
Charlotte Mecklenburg NC Hospital Authority Atrium Health			4.000	01/15/2043	Aa3	250,000	252,020
Charlotte Mecklenburg NC Hospital Healthcare System			5.000	01/15/2039	Aa3	1,500,000	1,500,165
NC State Medical Care Commission Health Care Facilities Rex Hospital			5.000	07/01/2033	A2	750,000	782,865
NC State Medical Care Commission Health Care Facilities Rex Hospital			4.000	07/01/2039	A2	550,000	554,835
NC State Medical Care Commission Health Care Facilities Rex Hospital			4.000	07/01/2040	A2	1,750,000	1,754,025
NC State Medical Care Commission Health Care Facilities Vidant Health			5.000	06/01/2040	A2	1,385,000	1,405,914
University of NC Chapel Hill Hospitals			4.000	02/01/2037	Aa3	1,000,000	1,019,250
University of NC Chapel Hill Hospitals			4.000	02/01/2038	Aa3	400,000	405,808

							8,550,445
AIRPORT REVENUE BONDS
3.69% of Net Assets
Charlotte NC Douglas International Airport			5.000	07/01/2030	Aa3	1,095,000	1,125,846
Charlotte NC Douglas International Airport			5.000	07/01/2036	Aa3	250,000	270,113
Charlotte NC Douglas International Airport			4.000	07/01/2036	Aa3	500,000	512,555
Charlotte NC Douglas International Airport			5.000	07/01/2037	Aa3	700,000	750,239
Charlotte NC Douglas International Airport			5.000	07/01/2042	Aa3	1,325,000	1,395,291
Charlotte NC Douglas International Airport			4.000	07/01/2044	Aa3	480,000	481,824

							4,535,868
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
3.42% of Net Assets
NC State Grant Anticipation Revenue Vehicle Garvee			5.000	03/01/2030	A2	200,000	208,074
NC State Limited Obligation			4.000	05/01/2035	Aa1	100,000	106,402
NC State Turnpike Authority			5.000	01/01/2036	AA*	500,000	541,440
NC State Turnpike Authority			5.000	01/01/2038	AA*	2,415,000	2,578,712
NC State Turnpike Authority Triangle Expressway			4.000	01/01/2036	Aa1	250,000	258,963
NC State Turnpike Authority Triangle Expressway			4.000	01/01/2039	Aa1	500,000	509,955

							4,203,546
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
2.65% of Net Assets
Buncombe County NC Limited Obligation			5.000	06/01/2033	Aa1	600,000	631,944
Buncombe County NC Limited Obligation			5.000	06/01/2034	Aa1	365,000	384,513
Charlotte NC Certificate of Participation			5.000	12/01/2029	Aa1	340,000	340,269
Rocky Mount NC Special Obligation			4.500	05/01/2032	Aa3	1,500,000	1,575,240
Wilmington NC Limited Obligation			3.000	06/01/2037	Aa1	370,000	323,302

							3,255,268
Total Investments 98.43% of Net Assets							$121,122,218

(cost $125,342,290) (See (a) below for further explanation)
Other assets in excess of liabilities 1.57%							1,937,457

Net Assets 100%							$123,059,675

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated
**	Security is segregated

(a)	Cost for federal income tax purposes is $125,342,290 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$575,663
Unrealized depreciation	(4,795,735)

Net unrealized depreciation	$(4,220,072)

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds
March 31, 2023

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.

Level 2 -

Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 -

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2023.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	121,122,218
Level 3	Significant Unobservable Inputs	—

$121,122,218

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires the Adviser, as Valuation Designee, to fair value the security in accordance with procedures approved by the Board of Trustees. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds
March 31, 2023

Bond Description			Coupon	Maturity Date	Rating#	Par Value	Fair Value

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
27.62% of Net Assets
Pitt County NC Limited Obligation			5.000%	04/01/2027	Aa2	$495,000	$539,347
University of NC Charlotte			5.000	10/01/2025	Aa3	110,000	116,514
University of NC Charlotte			5.000	04/01/2028	Aa3	250,000	262,070
University of NC Greensboro			5.000	04/01/2026	Aa3	400,000	428,731
University of NC Wilmington			4.000	06/01/2029	A1	750,000	779,610
University of NC Wilmington Limited Obligation			4.000	06/01/2030	A1	200,000	207,156
University of North Carolina at Wilmington			5.000	10/01/2026	Aa3	300,000	324,984
Western Carolina University			5.000	10/01/2025	Aa3	225,000	238,606
Western Carolina University			5.000	06/01/2027	AA*	250,000	266,938

							3,163,956
SCHOOL IMPROVEMENT BONDS
15.65% of Net Assets
Brunswick County NC			5.000	08/01/2028	Aaa	250,000	284,768
Onslow County NC Limited Obligation			5.000	06/01/2023	Aa2	250,000	250,948
Randolph County NC Limited Obligation			5.000	10/01/2025	Aa3	250,000	265,241
Rutherford County NC Limited Obligation			5.000	03/01/2028	A1	75,000	83,696
Rutherford County NC Limited Obligation			5.000	03/01/2029	A1	175,000	198,405
Scotland County NC			5.000	12/01/2025	A*	270,000	285,579
Scotland County NC			5.000	12/01/2026	A*	250,000	269,845
Scotland County NC			5.000	12/01/2027	A*	140,000	154,154

							1,792,636
MUNICIPAL UTILITY REVENUE BONDS
15.19% of Net Assets
Brunswick County NC Enterprise System Revenue	*	*	5.000	04/01/2027	Aa2	250,000	262,370
Cary NC Combined Enterprise Systems			4.000	12/01/2028	Aaa	250,000	260,663
Columbus County NC Limited Obligation			5.000	06/01/2023	A1	355,000	356,310
Monroe NC Limited Obligation			5.000	03/01/2028	Aa3	95,000	101,472
Monroe NC Limited Obligation			5.000	03/01/2029	Aa3	195,000	207,890
NC Municipal Power Agency #1 Catawba Electric			5.000	01/01/2025	A*	100,000	104,146
NC Municipal Power Agency #1 Catawba Electric			5.000	01/01/2025	A*	140,000	145,950
NC Municipal Power Agency #1 Catawba Electric			5.000	01/01/2028	A*	125,000	133,285
Warren County NC Limited Obligation			5.000	06/01/2027	A1	160,000	168,242

							1,740,328
REFUNDING BONDS
9.63% of Net Assets
Charlotte NC Certificate of Participation			5.000	06/01/2023	Aa1	25,000	25,099
Charlotte NC Certificate of Participation			4.000	06/01/2025	Aa1	100,000	100,255
Charlotte NC Certificate of Participation			5.000	12/01/2025	Aa2	100,000	106,808
North Carolina State Limited Obligation			5.000	05/01/2028	Aa1	125,000	137,978
Rockingham County NC Limited Obligation			4.000	04/01/2024	Aa3	105,000	106,463
Sampson County NC Limited Obligation			5.000	12/01/2023	A1	165,000	167,407
Sampson County NC Limited Obligation			5.000	09/01/2025	A1	125,000	132,040
Sampson County NC Limited Obligation			5.000	09/01/2026	A1	210,000	227,014
Warren County NC Limited Obligation	*	*	5.000	06/01/2023	A1	100,000	100,369

							1,103,433
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
8.25% of Net Assets
North Carolina State Grant Anticipation Revenue			5.000	03/01/2029	A2	200,000	228,994
North Carolina State Grant Anticipation Revenue			5.000	03/01/2029	A2	120,000	124,867
North Carolina State Grant Anticipation Revenue			5.000	03/01/2029	A2	20,000	22,876
North Carolina State Limited Obligation			5.000	05/01/2029	Aa1	225,000	259,576
North Carolina Turnpike Authority			5.000	01/01/2029	A1	285,000	308,216

							944,529
PUBLIC FACILITIES REVENUE BONDS
7.10% of Net Assets
Buncombe County NC Limited Obligation	*	*	5.000	06/01/2028	Aa1	500,000	527,595
Monroe NC Limited Obligation			5.000	04/01/2026	AA*	265,000	285,068

							812,663
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
4.07% of Net Assets
Davidson County NC Limited Obligation			5.000	06/01/2028	Aa2	315,000	340,421
Winston Salem NC Limited Obligation			5.000	06/01/2023	Aa1	125,000	125,495

							465,916
HOSPITAL AND HEALTHCARE REVENUE BONDS
3.69% of Net Assets
Charlotte-Mecklenburg NC Hospital Authority Health Care System			5.000	01/15/2028	Aa3	225,000	240,115
NC State Medical Care Commission Health Care Facilities			4.000	06/01/2024	A2	180,000	182,623

							422,738
PREREFUNDED BONDS
3.12% of Net Assets
New Hanover NC Hospital Revenue			5.000	10/01/2028		150,000	167,153
North Carolina State Medical Care Commission Vidant Health			5.000	06/01/2028	A2	180,000	189,660

							356,813

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds
March 31, 2023

Bond Description			Coupon	Maturity Date	Rating#	Par Value	Fair Value
AD VALOREM PROPERTY BONDS
2.22% of Net Assets
Smithville Township NC	*	*	5.000%	06/01/2024	Aa2	$250,000	$254,068

LEASE REVENUE BONDS
1.01% of Net Assets
New Hanover County NC Limited Obligation			5.000	06/01/2029	Aa1	100,000	115,251

AIRPORT REVENUE BONDS
.76% of Net Assets
Charlotte NC Airport			5.000	07/01/2030	Aa3	75,000	87,576

Total Investments 98.31% of Net Assets							$11,259,907

(cost $11,252,204) (See (a) below for further explanation)
Other assets in excess of liabilities 1.69%							194,075

Net Assets 100%							$11,453,982

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated
**	Security is segregated

(a)	Cost for federal income tax purposes is $11,252,204 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	46,694
Unrealized depreciation	(38,991)

Net unrealized appreciation	7,703

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.

Level 2 -

Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 -

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2023.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	11,259,907
Level 3	Significant Unobservable Inputs	—

11,259,907

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires the Adviser, as Valuation Designee, to fair value the security in accordance with procedures approved by the Board of Trustees. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds
March 31, 2023

Bond Description			Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
28.19% of Net Assets
Chattanooga TN Electric Revenue			5.000%	09/01/2035	AA-*	$250,000	$263,540
Chattanooga TN Electric Revenue			5.000	09/01/2040	AA-*	2,325,000	2,412,720
Clarksville TN Electric System Revenue			4.000	09/01/2034	Aa2	500,000	521,370
Clarksville TN Water Sewer & Gas Revenue			4.000	02/01/2036	Aa2	1,475,000	1,526,728
Clarksville TN Water Sewer & Gas Revenue			4.000	02/01/2038	Aa2	820,000	837,318
Franklin TN Water & Sewer Revenue and Tax Authority			5.000	04/01/2024	Aaa	750,000	768,030
Franklin TN Water & Sewer System Revenue			4.000	02/01/2036	Aa2	250,000	257,883
Hallsdale-Powell TN Utility District			3.000	04/01/2043	AA*	800,000	663,320
Hallsdale-Powell TN Utility District Knox County Water & Sewer			4.000	04/01/2035	AA*	315,000	323,609
Hallsdale-Powell TN Utility District Knox County Water & Sewer			4.000	04/01/2038	AA*	1,000,000	1,010,710
Harpeth Valley TN Utilities District			5.000	09/01/2034	AA+*	500,000	517,705
Harpeth Valley TN Utilities District			4.000	09/01/2045	AA+*	150,000	150,165
Harpeth Valley TN Utilities District Davidson & Williamson Counties			4.000	09/01/2039	AA+*	500,000	515,035
Knox Chapman TN Utility District			5.000	01/01/2031	AA-*	250,000	260,583
Knox Chapman TN Utility District			5.000	01/01/2033	AA-*	250,000	260,453
Knoxville TN Electric			4.000	07/01/2041	Aa2	750,000	759,233
Knoxville TN Electric Revenue			4.000	07/01/2044	Aa2	670,000	672,305
Memphis TN Gas System Revenue			4.000	12/01/2034	Aa1	775,000	804,698
Memphis TN Gas System Revenue			4.000	12/01/2036	Aa1	800,000	823,312
Memphis TN Gas System Revenue	*	*	4.000	12/01/2037	Aa1	1,310,000	1,337,353
Metropolitan Government Nashville & Davidson County Electric			5.000	05/15/2036	AA*	500,000	512,780
Metropolitan Government Nashville & Davidson County Electric			5.000	05/15/2039	AA*	500,000	510,825
Metropolitan Government Nashville & Davidson County TN Water & Sewer			5.000	07/01/2037	Aa2	250,000	270,423
Portland TN Water & Sewer			4.000	04/01/2040	AA*	750,000	752,273
Watauga River Regional Water Authority TN Waterworks			4.000	07/01/2037	A*	270,000	276,026
West Wilson TN Utility District Waterworks			5.000	06/01/2042	AA*	500,000	561,275
Williamson County Utilities			4.000	09/01/2041	AA*	500,000	505,350

							18,075,022
PREREFUNDED BONDS
21.82% of Net Assets
Bristol TN Electric Revenue			5.000	09/01/2038	AA-*	1,525,000	1,539,701
Gallatin TN Water & Sewer Revenue			5.000	01/01/2032	AA*	235,000	245,277
Memphis TN Electric System Revenue			5.000	12/01/2031	Aa2	225,000	233,933
Memphis TN Electric System Revenue			5.000	12/01/2034	Aa2	1,250,000	1,299,625
Memphis TN General Improvement			5.000	04/01/2034	Aa2	500,000	511,420
Memphis TN General Improvement			5.000	04/01/2039	Aa2	250,000	255,710
Memphis TN Refunding General Improvement			5.000	04/01/2031	Aa2	800,000	818,272
Metropolitan Government Nashville & Davidson County Sports Authority			5.000	08/01/2031	Aa3	1,500,000	1,511,190
Metropolitan Government Nashville & Davidson County Sports Authority			5.000	08/01/2038	Aa3	755,000	760,632
Metropolitan Government Nashville & Davidson County Water & Sewer	*	*	5.000	07/01/2030	Aa2	3,250,000	3,268,036
Metropolitan Government Nashville & Davidson County Water & Sewer	*	*	5.000	07/01/2040	Aa2	750,000	754,163
Shelby County TN Health Education & Housing Facilities Board Rhodes College			5.000	08/01/2040	A2	650,000	670,748
TN State School Bond Authority Higher Educational Facilities			5.000	11/01/2040	Aa1	2,000,000	2,125,320

							13,994,027
SCHOOL IMPROVEMENT BONDS
11.95% of Net Assets
Coffee County TN			4.000	06/01/2037	AA-*	500,000	515,980
Coffee County TN			4.000	06/01/2041	AA-*	620,000	623,007
Franklin TN Special School District			5.000	06/01/2039	Aa1	250,000	275,580
Johnson City TN			4.000	06/01/2036	Aa2	1,150,000	1,200,416
Montgomery County TN			4.000	04/01/2036	AA*	260,000	267,259
Montgomery County TN			4.000	04/01/2037	AA*	1,920,000	1,964,198
Shelby County TN			5.000	04/01/2037	Aa1	500,000	539,385
Wilson County TN			4.000	04/01/2039	AA+*	1,495,000	1,514,839
Wilson County TN 10th Special School District			4.000	04/01/2037	AA-*	200,000	205,260
Wilson County TN 10th Special School District			4.000	04/01/2039	AA-*	550,000	557,920

							7,663,844
HOSPITAL AND HEALTHCARE REVENUE BONDS
10.28% of Net Assets
Knox County TN Health East Tennessee Children’s Hospital			4.000	11/15/2048	A*	900,000	839,727
Metropolitan Government Nashville & Davidson County TN Health			5.000	07/01/2035	A*	2,500,000	2,614,125
Metropolitan Government Nashville & Davidson County TN Health			5.000	07/01/2040	A*	950,000	978,918
Shelby County TN Health Education & Housing Facilities			5.000	05/01/2036	A1	1,535,000	1,624,260
Shelby County TN Health Education & Housing Facilities—LeBonheur			5.000	05/01/2035	A1	500,000	532,210

							6,589,240
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
8.87% of Net Assets
Germantown TN			3.000	12/01/2050	Aaa	415,000	325,916
Memphis TN			4.000	06/01/2041	Aa2	1,120,000	1,128,579
Metropolitan Government Nashville & Davidson County TN			4.000	07/01/2033	Aa2	1,470,000	1,536,562
Metropolitan Government Nashville & Davidson County TN			4.000	07/01/2034	Aa2	500,000	519,795
Metropolitan Government Nashville & Davidson County TN			4.000	07/01/2036	Aa2	500,000	514,290
TN State Series A			5.000	02/01/2036	Aaa	1,500,000	1,665,345

							5,690,487

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds
March 31, 2023

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PUBLIC FACILITIES REVENUE BONDS
5.08% of Net Assets
Hamblen County TN	4.000%	05/01/2039	Aa3	$1,250,000	$1,278,675
Memphis Shelby County TN Industrial Development Board	5.000	11/01/2030	Aa3	1,250,000	1,348,425
Metropolitan Government Nashville & Davidson County Convention Center	5.000	07/01/2026	A1	630,000	630,599

					3,257,699
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
4.46% of Net Assets
Shelby County TN Health Educational & Housing Facilities Board Rhodes College	4.000	08/01/2036	A2	920,000	938,612
Shelby County TN Health Educational & Housing Facilities Board Rhodes College	4.000	08/01/2037	A2	1,030,000	1,043,523
Shelby County TN Health Educational & Housing Facilities Board Rhodes College	4.000	08/01/2040	A2	875,000	876,103

					2,858,238
REFUNDING BONDS
3.89% of Net Assets
Blount County TN	5.000	06/01/2037	Aa2	1,000,000	1,055,920
Jackson TN Refunding	4.000	06/01/2037	AA*	405,000	416,810
Memphis TN Refunding	5.000	04/01/2033	Aa2	250,000	256,035
Memphis TN Refunding	5.000	04/01/2035	Aa2	250,000	256,060
Memphis TN Refunding	5.000	04/01/2040	Aa2	500,000	511,870

					2,496,695
AIRPORT REVENUE BONDS
3.59% of Net Assets
Metropolitan Nashville Airport Authority	5.000	07/01/2034	A1	800,000	840,768
Metropolitan Nashville Airport Authority	5.000	07/01/2035	A1	250,000	262,348
Metropolitan Nashville Airport Authority	5.000	07/01/2040	A1	1,160,000	1,197,270

					2,300,386
Total Investments 98.13% of Net Assets					$62,925,638

(cost $63,826,505) (See (a) below for further explanation)
Other assets in excess of liabilities 1.87%					1,197,561

Net Assets 100%					$64,123,199

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated
**	Security is segregated

(a)	Cost for federal income tax purposes is $63,826,505 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$241,596
Unrealized depreciation	(1,142,463)

Net unrealized depreciation	$(900,867)

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.

Level 2 -

Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 -

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2023.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	62,925,638
Level 3	Significant Unobservable Inputs	—

$62,925,638

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds
March 31, 2023

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires the Adviser, as Valuation Designee, to fair value the security in accordance with procedures approved by the Board of Trustees. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds
March 31, 2023

Bond Description			Coupon	Maturity Date	Rating#	Par Value	Fair Value
REFUNDING BONDS
36.34% of Net Assets
Loudon County TN			5.000%	06/01/2025	Aa2	$150,000	$157,888
Maryville TN			5.000	06/01/2026	Aa2	350,000	377,244
Memphis TN General Improvement	*	*	5.000	11/01/2023	Aa2	350,000	354,865
Memphis-Shelby County TN Industrial Development Board			5.000	11/01/2027	Aa3	200,000	217,174
Putnam County TN			4.000	04/01/2025	Aa2	100,000	102,692
Sevierville TN			5.000	05/01/2028	Aa3	125,000	140,654

							1,350,517
MUNICIPAL UTILITY REVENUE BONDS
21.49% of Net Assets
Hallsdale-Powell TN Utility District			4.000	04/01/2028	AA*	255,000	266,515
Maryville TN			4.000	06/01/2029	Aa2	250,000	261,653
Springfield TN			5.000	06/01/2027	Aa3	245,000	270,414

							798,582
SCHOOL IMPROVEMENT BONDS
14.25% of Net Assets
Bedford County TN			4.000	04/01/2027	AA*	250,000	261,143
White County TN			4.000	06/01/2027	AA-*	260,000	268,559

							529,702
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
8.99% of Net Assets
Shelby County TN Health Educational & Housing Facilities Rhodes College			4.000	08/01/2025	A2	100,000	103,101
Shelby County TN Health Educational & Housing Facilities Rhodes College			4.000	08/01/2027	A2	225,000	230,846

							333,947
PREREFUNDED BONDS
7.87% of Net Assets
Metropolitan Government Nashville & Davidson County TN Sports Authority			5.250	08/01/2024	Aa3	190,000	191,617
Metropolitan Government Nashville & Davidson County TN Sports Authority			5.250	08/01/2026	Aa3	100,000	100,828

							292,445
PUBLIC FACILITIES REVENUE BONDS
6.98% of Net Assets
Memphis-Shelby County TN Industrial Development Board			5.000	11/01/2024	Aa3	250,000	259,480

MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
.97% of Net Assets
Selmer TN			4.000	06/01/2025	AA*	35,000	35,950

Total Investments 96.89% of Net Assets							$3,600,623

(cost $3,601,261) (See (a) below for further explanation)
Other assets in excess of liabilities 3.11%							115,656

Net Assets 100%							$3,716,279

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated
**	Security is segregated

(a)	Cost for federal income tax purposes is $3,601,261 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$10,192
Unrealized depreciation	(10,830)

Net unrealized depreciation	$(638)

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds
March 31, 2023

Level 1 -	Unadjusted quoted prices in active markets for identical securities.

Level 2 -

Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 -

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of March 31, 2023 involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2023.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	3,600,623
Level 3	Significant Unobservable Inputs	—

$3,600,623

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires the Adviser, as Valuation Designee, to fair value the security in accordance with procedures approved by the Board of Trustees. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
U.S. Government Securities and Agencies
March 31, 2023

Bond Description			Coupon	Maturity Date	Rating#	Par Value	Fair Value
FEDERAL HOME LOAN BANK
65.05% of Net Assets
Federal Home Loan Bank			4.900%	11/28/2023	Aaa	$500,000	$500,386
Federal Home Loan Bank			3.400	07/19/2024	Aaa	900,000	885,560
Federal Home Loan Bank			5.365	09/09/2024	Aaa	1,750,000	1,770,546
Federal Home Loan Bank			4.000	01/22/2025	Aaa	900,000	887,701
Federal Home Loan Bank			3.300	06/09/2025	Aaa	500,000	488,269
Federal Home Loan Bank			3.600	07/18/2025	Aaa	900,000	886,866
Federal Home Loan Bank			5.000	07/28/2025	Aaa	250,000	249,628
Federal Home Loan Bank			5.250	10/24/2025	Aaa	650,000	648,238
Federal Home Loan Bank	*	*	3.200	06/10/2027	Aaa	250,000	240,604

							6,557,798
FREDDIE MAC
23.58% of Net Assets
Federal Home Loan Mortgage Corporation			3.000	06/13/2024	Aaa	250,000	244,798
Federal Home Loan Mortgage Corporation			5.100	11/26/2024	Aaa	500,000	498,597
Federal Home Loan Mortgage Corporation			5.020	01/27/2025	Aaa	250,000	249,134
Federal Home Loan Mortgage Corporation			4.950	11/28/2025	Aaa	1,000,000	997,981
Federal Home Loan Mortgage Corporation			1.400	07/28/2032	Aaa	500,000	387,011

							2,377,521
FEDERAL FARM CREDIT
9.03% of Net Assets
Federal Farm Credit Bank			2.375	08/01/2029	Aaa	1,000,000	910,920

Total Investments 97.66% of Net Assets							$9,846,239

(cost $10,171,375) (See (a) below for further explanation)
Other assets in excess of liabilities 2.34%							236,169

Net Assets 100%							$10,082,408

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated
**	Security is segregated

(a)	Cost for federal income tax purposes is $10,171,375 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$386
Unrealized depreciation	(325,522)

Net unrealized depreciation	$(325,136)

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2023.

	Valuation Inputs	Government Agencies
Level 1	Quoted Prices	—
Level 2	Other Significant Observable Inputs	$9,846,239
Level 3	Significant Unobservable Inputs	—

$9,846,239

Securities held by the Intermediate Government Bond Series are valued using market quotations provided by an independent pricing service. If market quotations are not readily available, the pricing service may provide an evaluated price determined by a matrix pricing method, which considers information regarding securities with similar characteristics to determine the evaluation for a security.

DUPREE MUTUAL FUNDS - TAXABLE MUNICIPAL BOND SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Taxable Municipal Bonds
March 31, 2023

Bond Description			Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
21.71% of Net Assets
Grant County WA Public Utility District			3.336%	01/01/2041	Aa3	$125,000	$101,604
KY State Rural Water Finance Corporation			3.000	08/01/2050	A+*	250,000	170,220
Metropolitan Government Nashville & Davidson County TN Recovery Zone			6.693	07/01/2041	Aa2	200,000	238,328
OK State Municipal Power Authority			6.310	01/01/2040	A2	95,000	109,821
Pigeon Forge TN Build America Recovery Zone			7.125	06/01/2040	AA*	300,000	314,730

							934,703
PUBLIC FACILITIES REVENUE BONDS
19.83% of Net Assets
Evanston IL Taxable Corporate Purpose Bonds			4.250	12/01/2038	Aa2	275,000	241,302
Franklin County OH Convention Facilities Build America			6.540	12/01/2036	Aa2	155,000	174,800
Metropolitan Government Nashville & Davidson County TN			7.431	07/01/2043	A1	190,000	228,926
Montgomery AL Community Cooperative District			2.815	11/01/2049	Aa1	200,000	133,220
Rhode Island Convention Center			6.060	05/15/2035	A1	70,000	75,686

							853,934
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
14.90% of Net Assets
Mesa CO State College Auxiliary			5.800	05/15/2040	Aa2	170,000	182,863
Mesa State College CO Auxiliary Facilities Build America			6.746	05/15/2042	Aa2	100,000	117,241
Michigan State University Revenues	*	*	4.496	08/15/2048	Aa2	375,000	341,453

							641,557
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
8.09% of Net Assets
Washoe County NV Highway Revenue			7.969	02/01/2040	Aa3	280,000	348,149

STATE AND LOCAL MORTGAGE/HOUSING BONDS
7.85% of Net Assets
Uptown Development Authority Texas			3.464	09/01/2040	A1	200,000	159,350
VA State Housing Development Authority			3.230	11/01/2050	Aa1	250,000	178,555

							337,905
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
6.11% of Net Assets
KY State Property & Buildings Build America	*	*	5.921	11/01/2030	A1	250,000	263,083

SCHOOL IMPROVEMENT BONDS
5.82% of Net Assets
Jefferson County TN Build America Bonds			6.625	06/01/2040	Aa3	250,000	250,622

MARINA/PORT AUTHORITY REVENUE BONDS
5.75% of Net Assets
Miami Dade County FL Special Obligation			7.500	04/01/2040	Aa2	200,000	247,616

HOSPITAL AND HEALTHCARE REVENUE BONDS
4.84% of Net Assets
Midland County TX Hospital District			6.440	05/15/2039	Aa3	185,000	208,303

AIRPORT REVENUE BONDS
2.01% of Net Assets
Tri Cities TN Airport Authority Revenue			3.625	05/01/2038	Aa2	100,000	86,611

PREREFUNDED BONDS
.57% of Net Assets
Tri Cities TN Airport Authority Revenue			3.625	05/01/2038	NR	25,000	24,642

Total Investments 97.48% of Net Assets							$4,197,125

(cost $4,568,620) (See (a) below for further explanation)
Other assets in excess of liabilities 2.52%							108,469

Net Assets 100%							$4,305,594

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated
**	Security is segregated

(a)	Cost for federal income tax purposes is $4,577,653 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	71,990
Unrealized depreciation	(452,518)

Net unrealized depreciation	$(380,528)

DUPREE MUTUAL FUNDS - TAXABLE MUNICIPAL BOND SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Taxable Municipal Bonds
March 31, 2023

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.

Level 2 -

Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 -

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of March 31 2023, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2023.

	Valuation Inputs	Taxable Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	4,197,125
Level 3	Significant Unobservable Inputs	—

$4,197,125

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires the Adviser, as Valuation Designee, to fair value the security in accordance with procedures approved by the Board of Trustees. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.
*	Rated by Standard & Poor’s Corporation
@	Fitch’s Investors Service
NR	Not Rated

KTF	Misc Public Improvmt	49151EU9	266845784
KTF	Misc Public Improvmt	49151E2M	266845784
KTF	Misc Public Improvmt	49151EG8	266845784
KTF	Misc Public Improvmt	49151EQ2	266845784
KTF	Misc Public Improvmt	49151E2K	266845784
KTF	Misc Public Improvmt	49151E7X	266845784
KTF	Misc Public Improvmt	49151E2E	266845784
KTF	Misc Public Improvmt	49151FER	266845784
KTF	Misc Public Improvmt	49151FGL	266845784
KTF	Misc Public Improvmt	49151FET	266845784
KTF	Misc Public Improvmt	491189DS	266845784
KTF	Misc Public Improvmt	49151EK9	266845784
KTF	Misc Public Improvmt	49151FGM	266845784
KTF	Misc Public Improvmt	49151FGN	266845784
KTF	Misc Public Improvmt	49151E8S	266845784
KTF	Misc Public Improvmt	49151E4B	266845784
KTF	Misc Public Improvmt	49151EP8	266845784
KTF	Misc Public Improvmt	49151EXA	266845784
KTF	Misc Public Improvmt	49151FGW	266845784
KTF	Misc Public Improvmt	49151FES	266845784
KTF	Misc Public Improvmt	49151EQ4	266845784
KTF	Misc Public Improvmt	49151FGP	266845784
KTF	Misc Public Improvmt	49151FEU	266845784
KTF	Misc Public Improvmt	49151FEQ	266845784
KTF	Misc Public Improvmt	49151E7V	266845784
KTF	Misc Public Improvmt	706751AR	266845784
KTF	Misc Public Improvmt	49151FGH	266845784
KTF	Misc Public Improvmt	49151E5P	266845784
KTF	Misc Public Improvmt	49151E7W	266845784
KTF	Misc Public Improvmt	49151FDY	266845784
KTF	Misc Public Improvmt	49151FDX	266845784
KTF	Misc Public Improvmt	49151FDW	266845784
KTF	Misc Public Improvmt	491189DM	266845784
KTF	Misc Public Improvmt	49151E7T	266845784
KTF	Misc Public Improvmt	49151E7U	266845784
KTF	Misc Public Improvmt	52908EYS	266845784
KTF	Misc Public Improvmt	49151EMT	266845784
KTF	Misc Public Improvmt	49151EK6	266845784
KTF	Misc Public Improvmt	49151EU7	266845784
KTF	Misc Public Improvmt	491207CX	266845784
KTF	Misc Public Improvmt	491189DU	266845784
KTF	Misc Public Improvmt	491196AX	266845784
KTF	Misc Public Improvmt	491196BA	266845784
KTF	Misc Public Improvmt	49151FGF	266845784
KTF	Misc Public Improvmt	52908EYM	266845784
KTF	Misc Public Improvmt	491196AV	266845784
KTF	Misc Public Improvmt	49151E2J	266845784
KTF	Misc Public Improvmt	49151E2L	266845784
KTF	Misc Public Improvmt	52908EYN	266845784
KTF	Misc Public Improvmt	49151EW4	266845784
KTF	Misc Public Improvmt	49151FJD	266845784
KTF	Misc Public Improvmt	49151FJE	266845784
KTF	Misc Public Improvmt	49151FJA	266845784
KTF	Misc Public Improvmt	49151FHW	266845784
KTF	Misc Public Improvmt	49151FHZ	266845784
KTF	Municipal Utilities	546589RX	137445356
KTF	Municipal Utilities	134041DB	137445356
KTF	Municipal Utilities	546589MY	137445356
KTF	Municipal Utilities	546589PE	137445356
KTF	Municipal Utilities	546589TQ	137445356
KTF	Municipal Utilities	546589LX	137445356
KTF	Municipal Utilities	134041CR	137445356
KTF	Municipal Utilities	665306KV	137445356
KTF	Municipal Utilities	134041CQ	137445356
KTF	Municipal Utilities	665306KB	137445356
KTF	Municipal Utilities	546589LT	137445356
KTF	Municipal Utilities	546589LU	137445356
KTF	Municipal Utilities	546589QS	137445356
KTF	Municipal Utilities	546589VU	137445356
KTF	Municipal Utilities	4913134N	137445356
KTF	Municipal Utilities	546589QU	137445356
KTF	Municipal Utilities	546589UH	137445356
KTF	Municipal Utilities	134041CP	137445356
KTF	Municipal Utilities	546589VT	137445356
KTF	Municipal Utilities	546589VS	137445356
KTF	Municipal Utilities	4913134P	137445356
KTF	Municipal Utilities	546589LY	137445356
KTF	Municipal Utilities	665306JC	137445356
KTF	Municipal Utilities	546589TP	137445356
KTF	Municipal Utilities	49140MN8	137445356
KTF	Municipal Utilities	546589TN	137445356
KTF	Municipal Utilities	546589TM	137445356
KTF	Municipal Utilities	665306HX	137445356
KTF	Municipal Utilities	665306JA	137445356
KTF	Municipal Utilities	665306KU	137445356
KTF	Municipal Utilities	546589TL	137445356
KTF	Municipal Utilities	49140MN9	137445356
KTF	Municipal Utilities	352280EG	137445356
KTF	Municipal Utilities	352280EK	137445356
KTF	Municipal Utilities	352280EJ	137445356
KTF	Municipal Utilities	352280EF	137445356
KTF	Municipal Utilities	352280EE	137445356
KTF	Municipal Utilities	691106FV	137445356
KTF	Municipal Utilities	49140MWW	137445356
KTF	Municipal Utilities	49140MAE	137445356
KTF	Prerefunded	54659RAZ	113410483
KTF	Prerefunded	49151FHU	113410483
KTF	Prerefunded	49151EZU	113410483
KTF	Prerefunded	49119GAW	113410483
KTF	Prerefunded	49151FHT	113410483
KTF	Prerefunded	472904ZA	113410483
KTF	Prerefunded	49119GAY	113410483
KTF	Prerefunded	49151EZP	113410483
KTF	Prerefunded	49151EZR	113410483
KTF	Prerefunded	49151FHQ	113410483
KTF	Prerefunded	472904ZB	113410483
KTF	Prerefunded	49119GBA	113410483
KTF	Prerefunded	49151FHL	113410483
KTF	Prerefunded	472904YY	113410483

KTF	Prerefunded	49151EZW	113410483
KTF	Prerefunded	499422BN	113410483
KTF	Prerefunded	546589TC	113410483
KTF	Prerefunded	54659RAW	113410483
KTF	Prerefunded	49151FHP	113410483
KTF	Prerefunded	491552PR	113410483
KTF	Prerefunded	546593AE	113410483
KTF	Prerefunded	411873NA	113410483
KTF	Prerefunded	134290JV	113410483
KTF	Prerefunded	546589TD	113410483
KTF	Prerefunded	491552PT	113410483
KTF	Prerefunded	546589TB	113410483
KTF	Turnpikes/Toll/Hgwy	491552UX	111281325
KTF	Turnpikes/Toll/Hgwy	491552TH	111281325
KTF	Turnpikes/Toll/Hgwy	491552XU	111281325
KTF	Turnpikes/Toll/Hgwy	491552YE	111281325
KTF	Turnpikes/Toll/Hgwy	491552YD	111281325
KTF	Turnpikes/Toll/Hgwy	491552XA	111281325
KTF	Turnpikes/Toll/Hgwy	491552ZM	111281325
KTF	Turnpikes/Toll/Hgwy	491552XR	111281325
KTF	Turnpikes/Toll/Hgwy	491552RY	111281325
KTF	Turnpikes/Toll/Hgwy	491552UU	111281325
KTF	Turnpikes/Toll/Hgwy	491552WX	111281325
KTF	Turnpikes/Toll/Hgwy	49118NDP	111281325
KTF	Turnpikes/Toll/Hgwy	49118NEH	111281325
KTF	Turnpikes/Toll/Hgwy	491552TF	111281325
KTF	Turnpikes/Toll/Hgwy	491552UW	111281325
KTF	Turnpikes/Toll/Hgwy	491552TK	111281325
KTF	Turnpikes/Toll/Hgwy	491552XB	111281325
KTF	Turnpikes/Toll/Hgwy	49118NCU	111281325
KTF	Turnpikes/Toll/Hgwy	49118NDL	111281325
KTF	Turnpikes/Toll/Hgwy	491552XM	111281325
KTF	Turnpikes/Toll/Hgwy	491552XT	111281325
KTF	Refunding	49151EXF	91399327
KTF	Refunding	49151EYF	91399327
KTF	Refunding	49151EXB	91399327
KTF	Refunding	49151EYA	91399327
KTF	Refunding	49151ESE	91399327
KTF	Refunding	49151FCA	91399327
KTF	Refunding	49151FCB	91399327
KTF	Refunding	49151ESJ	91399327
KTF	Refunding	49151FCP	91399327
KTF	Refunding	49151EYE	91399327
KTF	Univ Con Ed	914378EW	66868147
KTF	Univ Con Ed	914378EV	66868147
KTF	Univ Con Ed	49119GBT	66868147
KTF	Univ Con Ed	914378HF	66868147
KTF	Univ Con Ed	49119GBR	66868147
KTF	Univ Con Ed	103462AY	66868147
KTF	Univ Con Ed	914378EU	66868147
KTF	Univ Con Ed	54675PBN	66868147
KTF	Univ Con Ed	914391C9	66868147
KTF	Univ Con Ed	9585192V	66868147
KTF	Univ Con Ed	914391C7	66868147
KTF	Univ Con Ed	546605AV	66868147
KTF	Univ Con Ed	616640GY	66868147
KTF	Univ Con Ed	958519Y6	66868147
KTF	Univ Con Ed	616640GZ	66868147
KTF	Univ Con Ed	914391C8	66868147
KTF	School Improvements	4729043X	66681064
KTF	School Improvements	4729043W	66681064
KTF	School Improvements	809545VG	66681064
KTF	School Improvements	312432XL	66681064
KTF	School Improvements	472904B6	66681064
KTF	School Improvements	312432UT	66681064
KTF	School Improvements	312432XG	66681064
KTF	School Improvements	312432XK	66681064
KTF	School Improvements	352840QH	66681064
KTF	School Improvements	491089NX	66681064
KTF	School Improvements	518651LX	66681064
KTF	School Improvements	472904E2	66681064
KTF	School Improvements	312432XF	66681064
KTF	School Improvements	312432YV	66681064
KTF	School Improvements	4729045P	66681064
KTF	School Improvements	4729045N	66681064
KTF	School Improvements	4729045K	66681064
KTF	School Improvements	518651MQ	66681064
KTF	School Improvements	4729045J	66681064
KTF	School Improvements	821622JZ	66681064
KTF	School Improvements	411873RP	66681064
KTF	School Improvements	411873RN	66681064
KTF	Hosp and Healthcare	54675QAV	61024803
KTF	Hosp and Healthcare	528921DC	61024803
KTF	Hosp and Healthcare	49126KFM	61024803
KTF	Hosp and Healthcare	54659LAC	61024803
KTF	Hosp and Healthcare	934864AV	61024803
KTF	Hosp and Healthcare	49126KGF	61024803
KTF	Hosp and Healthcare	54675QAX	61024803
KTF	Hosp and Healthcare	49126KGG	61024803
KTF	Hosp and Healthcare	49126PDE	61024803
KTF	Hosp and Healthcare	721164AB	61024803
KTF	Hosp and Healthcare	54659LAU	61024803
KTF	Hosp and Healthcare	54659LAB	61024803
KTF	Hosp and Healthcare	54675QAS	61024803
KTF	Hosp and Healthcare	528921DB	61024803
KTF	Hosp and Healthcare	49126KFL	61024803
KTF	Hosp and Healthcare	528921CX	61024803
KTF	Hosp and Healthcare	49126KGH	61024803
KTF	Hosp and Healthcare	54659LAA	61024803
KTF	Public Facility	977764AV	29737176
KTF	Public Facility	54675TAT	29737176
KTF	Public Facility	352832AX	29737176
KTF	Public Facility	934856BA	29737176
KTF	Public Facility	877015BL	29737176
KTF	Public Facility	76804AAS	29737176
KTF	Public Facility	76804AAR	29737176
KTF	Public Facility	690887HL	29737176
KTF	Public Facility	76804AAQ	29737176
KTF	Public Facility	76804ABP	29737176

KTF	Public Facility	10376CAW	29737176
KTF	Public Facility	76804ABN	29737176
KTF	Public Facility	76804ABM	29737176
KTF	Public Facility	76804ABL	29737176
KTF	Public Facility	76804ABK	29737176
KTF	Public Facility	10376CAV	29737176
KTF	Public Facility	76804ABJ	29737176
KTF	Public Facility	54675TAN	29737176
KTF	Escrow Maturity	472907AR	24167008
KTF	Escrow Maturity	472902HS	24167008
KTF	State/Local Mtg/Hsg	49130TLK	15643916
KTF	State/Local Mtg/Hsg	49130THE	15643916
KTF	State/Local Mtg/Hsg	49127DAF	15643916
KTF	State/Local Mtg/Hsg	49130TDE	15643916
KTF	State/Local Mtg/Hsg	49130TFA	15643916
KTF	State/Local Mtg/Hsg	49130P6Q	15643916
KTF	State/Local Mtg/Hsg	49130MAF	15643916
KTF	State/Local Mtg/Hsg	49130TDF	15643916
KTF	State/Local Mtg/Hsg	392056FS	15643916
KTF	Airport	52908WBD	8011593
KTF	Airport	52908WBC	8011593
KTF	Airport	52908WBB	8011593
KTF	Airport	52908WAZ	8011593
KTF	Airport	52908WAX	8011593
KTF	Miscellaneous Rev	49151FEP	2367406